UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	$53,557	222,390
6,150	AMAZON.COM, INC.(b)	274,721	5,452,221
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	93,888
1,100	AUTOLIV, INC.(c)	19,409	112,486
800	AUTOZONE, INC.(b)	320,664	578,440
8,112	BED BATH & BEYOND, INC.	403,323	320,100
87,423	BEST BUY CO., INC.	3,244,648	4,296,840
1,400	BIG LOTS, INC.	15,477	68,152
4,400	BORGWARNER, INC.	51,799	183,876
750	BRINKER INTERNATIONAL, INC.	10,084	32,970
561	BURLINGTON STORES, INC.(b)	47,657	54,580
300	CABLE ONE, INC.	113,966	187,341
4,168	CARMAX, INC.(b)	50,984	246,829
2,080	CARTER’S, INC.	181,648	186,784
13,473	CBS CORP., CLASS B (NON VOTING)	473,967	934,487
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	1,056,916
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	2,952	56,870
14,667	COACH, INC.	365,135	606,187
90,446	COMCAST CORP., CLASS A	1,664,257	3,399,865
1,345	CST BRANDS, INC.	11,311	64,681
4,600	D.R. HORTON, INC.	22,057	153,226
3,426	DARDEN RESTAURANTS, INC.	109,414	286,653
4,105	DICK’S SPORTING GOODS, INC.	138,642	199,749
3,581	DILLARD’S, INC., CLASS A	200,382	187,071
3,089	DOLLAR GENERAL CORP.	207,226	215,396
8,843	DOLLAR TREE, INC.(b)	223,214	693,822
900	DOMINO’S PIZZA, INC.	90,041	165,870
2,955	EXPEDIA, INC.	207,889	372,832
8,243	FOOT LOCKER, INC.	331,601	616,659
38,163	FORD MOTOR CO.	164,117	444,217
3,600	GAMESTOP CORP., CLASS A	14,505	81,180
7,977	GAP (THE), INC.	211,934	193,761
7,229	GARMIN LTD.(c)	282,862	369,474
53,991	GENERAL MOTORS CO.	1,634,567	1,909,122
25,361	GENTEX CORP.	276,468	540,950
3,450	GENUINE PARTS CO.	102,424	318,815
1,599	GOODYEAR TIRE & RUBBER (THE) CO.	46,171	57,564
19,219	GROUPON, INC.(b)	70,098	75,531
2,000	HANESBRANDS, INC.	10,095	41,520
7,570	HARLEY-DAVIDSON, INC.	86,370	457,985
3,884	HASBRO, INC.	281,693	387,701
31,121	HOME DEPOT (THE), INC.	879,292	4,569,496
305	ILG, INC.	1,053	6,393
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	383,292
36,060	J.C. PENNEY CO., INC.(b)	246,774	222,130
940	JOHN WILEY & SONS, INC., CLASS A	48,495	50,572
54,901	KOHL’S CORP.	2,162,061	2,185,609
6,190	L BRANDS, INC.	70,745	291,549
4,983	LAS VEGAS SANDS CORP.	153,738	284,380
27,044	LEAR CORP.	3,199,677	3,828,890
3,631	LEGGETT & PLATT, INC.	163,555	182,712
2,900	LENNAR CORP., CLASS A	38,265	148,451
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	66,625
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	135,302
1,189	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	6,215	54,076
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	209,194
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	258,385
9,800	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	22,847	196,196
966	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	787	32,989
3,132	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS A(b)	2,687	121,897
6,264	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	5,109	242,918
1,080	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	3,377	15,228
1,783	LIBERTY VENTURES, SERIES A(b)	7,986	79,308
2,665	LKQ CORP.(b)	61,727	78,005
2,900	LOWE’S COS., INC.	66,979	238,409

1

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
46,688	MACY’S, INC.	$1,725,512	1,383,832
5,537	MARRIOTT INTERNATIONAL, INC., CLASS A	73,149	521,475
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	49,565
28,250	MCDONALD’S CORP.	2,492,855	3,661,483
6,600	MGM RESORTS INTERNATIONAL	54,921	180,840
1,381	MICHAEL KORS HOLDINGS LTD.(b)(c)	59,443	52,630
2,099	MICHAELS (THE) COS., INC.(b)	45,372	46,997
600	MOHAWK INDUSTRIES, INC.(b)	26,796	137,694
2,049	MURPHY USA, INC.(b)	104,617	150,438
4,600	NETFLIX, INC.(b)	38,319	679,926
4,915	NEWELL BRANDS, INC.	52,223	231,841
2,375	NEWS CORP., CLASS A	7,170	30,875
19,544	NIKE, INC., CLASS B	354,890	1,089,187
4,300	NORDSTROM, INC.	45,233	200,251
117	NVR, INC.(b)	154,454	246,505
9,561	OMNICOM GROUP, INC.	649,940	824,254
2,251	O’REILLY AUTOMOTIVE, INC.(b)	290,427	607,410
1,500	PANERA BREAD CO., CLASS A(b)	69,667	392,805
370	POOL CORP.	34,226	44,152
600	PRICELINE GROUP (THE), INC.(b)	55,053	1,067,982
14,100	PULTEGROUP, INC.	58,797	332,055
2,464	PVH CORP.	205,689	254,950
1,500	RALPH LAUREN CORP.	31,320	122,430
13,677	ROSS STORES, INC.	249,746	900,904
3,903	ROYAL CARIBBEAN CRUISES LTD.	83,046	382,923
3,846	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	245,756	301,411
33,788	SIRIUS XM HOLDINGS, INC.	180,766	174,008
689	SIX FLAGS ENTERTAINMENT CORP.	38,181	40,989
28,500	STARBUCKS CORP.	182,046	1,664,115
24,422	TARGET CORP.	1,455,168	1,347,850
5,700	TEGNA, INC.	40,935	146,034
860	TESLA, INC.(b)	22,377	239,338
4,136	THOR INDUSTRIES, INC.	148,062	397,594
1,400	TIFFANY & CO.	35,210	133,420
14,233	TIME WARNER, INC.	283,582	1,390,706
1,829	TIME, INC.	12,640	35,391
11,706	TJX (THE) COS., INC.	194,755	925,710
1,466	TOPBUILD CORP.(b)	11,809	68,902
810	TRIPADVISOR, INC.(b)	13,993	34,960
2,387	TUPPERWARE BRANDS CORP.	142,995	149,713
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	401,636
730	ULTA BEAUTY, INC.(b)	109,768	208,218
800	UNDER ARMOUR, INC., CLASS A(b)	9,641	15,824
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	16,580
6,800	VF CORP.	87,065	373,796
27,560	WALT DISNEY (THE) CO.	532,656	3,125,028
2,100	WHIRLPOOL CORP.	89,510	359,793
10,325	WYNDHAM WORLDWIDE CORP.	435,839	870,294
1,600	WYNN RESORTS LTD.	32,322	183,376
9,016	YUM CHINA HOLDINGS, INC.(b)	22,147	245,235
24,527	YUM! BRANDS, INC.	1,033,768	1,567,275
		31,861,147	67,817,607	13.97%
Consumer Staples:
25,100	ALTRIA GROUP, INC.	94,284	1,792,642
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	474,212
5,832	BROWN-FORMAN CORP., CLASS B	57,343	269,322
8,000	CHURCH & DWIGHT CO., INC.	100,310	398,960
57,881	COCA-COLA (THE) CO.	869,464	2,456,470
6,080	COLGATE-PALMOLIVE CO.	172,111	444,995
1,900	CONAGRA BRANDS, INC.	26,152	76,646
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	745,522
8,172	COSTCO WHOLESALE CORP.	290,372	1,370,363
3,045	COTY, INC., CLASS A	58,500	55,206
7,625	CVS HEALTH CORP.	236,748	598,562
9,800	DR. PEPPER SNAPPLE GROUP, INC.	424,600	959,616
2,391	ENERGIZER HOLDINGS, INC.	112,183	133,298
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	316,606
12,400	GENERAL MILLS, INC.	277,056	731,724

2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
3,300	HERBALIFE LTD.(b)	$45,262	191,862
1,642	HERSHEY (THE) CO.	60,568	179,388
4,800	HORMEL FOODS CORP.	43,206	166,224
19,233	INGREDION, INC.	2,135,411	2,316,230
4,711	JM SMUCKER (THE) CO.	473,113	617,518
1,550	KIMBERLY-CLARK CORP.	69,760	204,026
5,579	KRAFT HEINZ (THE) CO.	34,550	506,629
26,800	KROGER (THE) CO.	228,089	790,332
633	LAMB WESTON HOLDINGS, INC.	7,452	26,624
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	68,285
4,114	MOLSON COORS BREWING CO., CLASS B	258,129	393,751
22,232	MONDELEZ INTERNATIONAL, INC., CLASS A	177,099	957,755
6,654	MONSTER BEVERAGE CORP.(b)	172,029	307,215
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	273,479
8,991	PEPSICO, INC.	320,746	1,005,733
28,832	PHILIP MORRIS INTERNATIONAL, INC.	248,821	3,255,133
2,305	PILGRIM’S PRIDE CORP.	49,839	51,874
6,000	PINNACLE FOODS, INC.	219,854	347,220
701	POST HOLDINGS, INC.(b)	42,672	61,351
36,560	PROCTER & GAMBLE (THE) CO.	619,687	3,284,916
5,596	REYNOLDS AMERICAN, INC.	27,316	352,660
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	264,119
1,963	SPROUTS FARMERS MARKET, INC.(b)	43,420	45,385
32,742	SYSCO CORP.	1,388,189	1,699,965
10,601	TYSON FOODS, INC., CLASS A	237,958	654,188
19,650	WALGREENS BOOTS ALLIANCE, INC.	224,986	1,631,932
10,103	WAL-MART STORES, INC.	649,029	728,224
24,423	WHOLE FOODS MARKET, INC.	643,076	725,852
		11,834,980	31,932,014	6.58%
Energy:
3,346	ANADARKO PETROLEUM CORP.	58,107	207,452
500	APACHE CORP.	18,831	25,695
900	BAKER HUGHES, INC.	30,186	53,838
56	CALIFORNIA RESOURCES CORP.(b)	22	842
9,400	CHESAPEAKE ENERGY CORP.(b)	48,316	55,836
32,795	CHEVRON CORP.	1,428,027	3,521,199
6,614	CHINA PETROLEUM & CHEMICAL CORP. ADR(c)(d)	524,882	539,107
500	CIMAREX ENERGY CO.	32,151	59,745
1,700	CONCHO RESOURCES, INC.(b)	49,631	218,178
23,044	CONOCOPHILLIPS	383,142	1,149,204
3,600	CONSOL ENERGY, INC.(b)	30,888	60,408
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	90,840
6,000	DIAMONDBACK ENERGY, INC.(b)	570,297	622,290
9,794	ENBRIDGE, INC.(c)	137,797	409,781
1,300	ENERGEN CORP.(b)	44,343	70,772
6,753	ENSCO PLC, CLASS A(c)	60,171	60,439
9,600	EOG RESOURCES, INC.	62,765	936,480
4,000	EQT CORP.	132,900	244,400
43,051	EXXON MOBIL CORP.	1,607,797	3,530,613
24,100	GULFPORT ENERGY CORP.(b)	565,788	414,279
10,158	HALLIBURTON CO.	138,080	499,875
3,100	HELMERICH & PAYNE, INC.	39,003	206,367
2,400	HOLLYFRONTIER CORP.	22,578	68,016
7,312	KINDER MORGAN, INC.	64,699	158,963
2,900	LAREDO PETROLEUM, INC.(b)	31,813	42,340
3,000	MURPHY OIL CORP.	39,255	85,770
17,037	NATIONAL OILWELL VARCO, INC.	433,776	683,013
5,702	NEWFIELD EXPLORATION CO.(b)	166,375	210,461
4,300	NOBLE CORP. PLC(c)	27,993	26,617
3,800	NOBLE ENERGY, INC.	20,499	130,492
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	380,160
2,000	ONEOK, INC.	27,592	110,880
17,696	PATTERSON-UTI ENERGY, INC.	254,139	429,482
17,847	PHILLIPS 66	507,336	1,413,839
3,200	PIONEER NATURAL RESOURCES CO.	48,507	595,936
2,100	QEP RESOURCES, INC.(b)	28,224	26,691
13,511	RICE ENERGY, INC.(b)	265,332	320,211

3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
10,383	ROWAN COS. PLC, CLASS A(b)	$188,384	161,767
13,636	SCHLUMBERGER LTD.	234,840	1,064,972
1,400	SM ENERGY CO.	27,342	33,628
3,400	SOUTHWESTERN ENERGY CO.(b)	26,758	27,778
1,100	TARGA RESOURCES CORP.	29,491	65,890
2,100	TECHNIPFMC PLC(b)(c)	75,369	68,250
23,520	TESORO CORP.	1,815,433	1,906,531
30,237	TRANSOCEAN LTD.(b)(c)	412,798	376,451
67,868	VALERO ENERGY CORP.	3,217,924	4,498,970
3,300	WHITING PETROLEUM CORP.(b)	26,631	31,218
5,200	WPX ENERGY, INC.(b)	50,544	69,628
		14,081,782	25,965,594	5.35%
Financials:
82,320	AEGON N.V. (REGISTERED)(c)(d)	450,407	422,302
600	AFFILIATED MANAGERS GROUP, INC.	35,024	98,364
11,757	AFLAC, INC.	621,464	851,442
500	ALLEGHANY CORP.(b)	140,685	307,330
20,390	ALLIANZ S.E. ADR(c)(d)	310,533	377,827
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	430,110
15,823	ALLSTATE (THE) CORP.	682,836	1,289,416
10,133	AMERICAN EXPRESS CO.	257,999	801,622
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	467,558
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	380,823
27,033	AMERIPRISE FINANCIAL, INC.	2,464,751	3,505,639
5,829	AON PLC(c)	230,910	691,844
9,443	ARCH CAPITAL GROUP LTD.(b)(c)	443,802	894,913
1,600	ARTHUR J. GALLAGHER & CO.	34,040	90,464
3,116	ASSOCIATED BANC-CORP	61,095	76,030
4,900	ASSURANT, INC.	218,575	468,783
14,090	ASSURED GUARANTY LTD.(c)	367,190	522,880
24,328	AXA S.A. ADR(c)(d)	491,239	625,473
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	290,039
264,513	BANK OF AMERICA CORP.	3,908,723	6,239,862
15,435	BANK OF NEW YORK MELLON (THE) CORP.	463,406	728,995
11,991	BB&T CORP.	367,317	535,998
25,850	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,842,310	4,308,678
11,040	CAPITAL ONE FINANCIAL CORP.	402,176	956,726
21,400	CHARLES SCHWAB (THE) CORP.	186,608	873,334
6,400	CHUBB LTD.(c)	606,479	872,000
28,445	CINCINNATI FINANCIAL CORP.	1,897,056	2,055,720
1,144	CIT GROUP, INC.	47,647	49,112
42,529	CITIGROUP, INC.	2,066,530	2,544,085
28,921	CITIZENS FINANCIAL GROUP, INC.	1,038,076	999,220
3,385	CME GROUP, INC.	342,594	402,138
2,667	COMERICA, INC.	184,080	182,903
500	CREDIT ACCEPTANCE CORP.(b)	86,421	99,705
31,980	DISCOVER FINANCIAL SERVICES	1,283,558	2,187,112
9,733	E*TRADE FINANCIAL CORP.(b)	169,963	339,584
1,649	EVEREST RE GROUP LTD.(c)	296,126	385,553
61,608	FIFTH THIRD BANCORP	1,130,813	1,564,843
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	134,148
36,400	FIRST HORIZON NATIONAL CORP.	273,237	673,400
1,863	FNF GROUP	21,555	72,545
620	FNFV GROUP(b)	2,893	8,215
8,577	FRANKLIN RESOURCES, INC.	158,011	361,435
10,361	GOLDMAN SACHS GROUP (THE), INC.	1,175,124	2,380,129
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	270,180
45,927	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,880,708	2,207,711
78,104	HUNTINGTON BANCSHARES, INC.	721,215	1,045,813
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	30,234
2,700	INVESCO LTD.	32,171	82,701
33,700	JANUS CAPITAL GROUP, INC.	222,792	444,840
93,952	JPMORGAN CHASE & CO.	4,189,775	8,252,744
39,239	KEYCORP	619,884	697,669
3,752	LEGG MASON, INC.	52,584	135,485
22,186	LINCOLN NATIONAL CORP.	1,115,587	1,452,074
1,300	LOEWS CORP.	10,310	60,801
2,482	M&T BANK CORP.	387,425	384,040

4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
200	MARKEL CORP.(b)	$67,789	195,172
12,691	MARSH & MCLENNAN COS., INC.	707,260	937,738
1,300	MERCURY GENERAL CORP.	38,019	79,287
36,430	METLIFE, INC.	1,552,807	1,924,233
2,200	MOODY’S CORP.	77,502	246,488
42,210	MORGAN STANLEY	1,348,397	1,808,276
16,662	MSCI, INC.	1,181,714	1,619,380
5,900	NASDAQ, INC.	240,309	409,755
34,355	NAVIENT CORP.	402,517	507,080
4,539	PACWEST BANCORP	65,912	241,747
14,721	PNC FINANCIAL SERVICES GROUP (THE), INC.	999,199	1,770,053
8,040	POPULAR, INC.(c)	229,520	327,469
9,008	PRINCIPAL FINANCIAL GROUP, INC.	378,450	568,495
700	PROASSURANCE CORP.	36,774	42,175
20,637	PROGRESSIVE (THE) CORP.	504,643	808,558
26,871	PRUDENTIAL FINANCIAL, INC.	1,906,981	2,866,598
89,415	REGIONS FINANCIAL CORP.	1,160,173	1,299,200
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	428,050
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	199,472
3,151	ROYAL BANK OF CANADA(c)	75,539	229,739
3,600	S&P GLOBAL, INC.	84,305	470,664
7,500	SEI INVESTMENTS CO.	108,537	378,300
10,100	SLM CORP.(b)	36,679	122,210
153,990	SOCIETE GENERALE S.A. ADR(c)(d)	1,096,460	1,553,759
610	STATE STREET CORP.	47,272	48,562
13,722	SUNTRUST BANKS, INC.	405,753	758,827
30,331	SWISS RE A.G. ADR(c)(d)	671,137	678,201
1,288	SYNCHRONY FINANCIAL	47,041	44,178
4,704	SYNOVUS FINANCIAL CORP.	83,310	192,958
6,349	T. ROWE PRICE GROUP, INC.	125,884	432,684
40,022	TCF FINANCIAL CORP.	646,222	681,174
2,600	TFS FINANCIAL CORP.	25,038	43,212
2,468	TORCHMARK CORP.	145,321	190,135
23,807	TRAVELERS (THE) COS., INC.	1,850,935	2,869,696
50,038	UNUM GROUP	1,803,757	2,346,282
35,830	US BANCORP	1,248,098	1,845,245
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	367,550
1,800	WASHINGTON FEDERAL, INC.	23,535	59,580
77,145	WELLS FARGO & CO.	942,151	4,293,891
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	263,964
6,106	WR BERKLEY CORP.	273,043	431,267
23,740	XL GROUP LTD.(c)	929,374	946,276
20,448	ZIONS BANCORPORATION	815,162	858,816
		59,211,177	92,998,987	19.15%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	554,548
12,835	ABBVIE, INC.	229,019	836,329
8,291	AETNA, INC.	427,221	1,057,517
4,120	AGILENT TECHNOLOGIES, INC.	181,587	217,824
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	363,720
737	ALIGN TECHNOLOGY, INC.(b)	64,241	84,541
4,359	ALLERGAN PLC	128,625	1,041,452
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	59,596
7,200	AMERISOURCEBERGEN CORP.	115,968	637,200
18,131	AMGEN, INC.	418,978	2,974,753
7,749	ANTHEM, INC.	269,791	1,281,530
8,439	BAXTER INTERNATIONAL, INC.	397,601	437,647
2,756	BECTON DICKINSON AND CO.	225,345	505,561
5,250	BIOGEN, INC.(b)	61,161	1,435,455
2,625	BIOVERATIV, INC.(b)	5,239	142,958
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	815,736
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	995,154
2,145	BRUKER CORP.	43,219	50,043
5,828	C.R. BARD, INC.	913,874	1,448,491
1,000	CARDINAL HEALTH, INC.	26,001	81,550
12,872	CELGENE CORP.(b)	146,839	1,601,663
1,852	CENTENE CORP.(b)	106,465	131,974
3,600	CERNER CORP.(b)	40,603	211,860

5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
5,700	CIGNA CORP.	$89,680	834,993
15,949	DANAHER CORP.	558,669	1,364,118
2,850	DAVITA, INC.(b)	21,812	193,715
5,932	DENTSPLY SIRONA, INC.	177,885	370,394
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	896,111
8,894	ELI LILLY & CO.	370,223	748,074
29,876	EXPRESS SCRIPTS HOLDING CO.(b)	1,241,837	1,969,127
53,772	GILEAD SCIENCES, INC.	2,202,298	3,652,194
193	HALYARD HEALTH, INC.(b)	3,014	7,351
2,341	HENRY SCHEIN, INC.(b)	154,657	397,900
6,608	HOLOGIC, INC.(b)	92,603	281,170
3,900	HUMANA, INC.	39,107	803,946
13,909	IDEXX LABORATORIES, INC.(b)	1,290,247	2,150,471
2,300	ILLUMINA, INC.(b)	98,233	392,472
154	INTUITIVE SURGICAL, INC.(b)	100,629	118,036
28,386	JOHNSON & JOHNSON	1,951,940	3,535,476
1,360	LABORATORY CORP. OF AMERICA HOLDINGS(b)	117,456	195,119
8,266	MCKESSON CORP.	581,107	1,225,517
540	MEDTRONIC PLC(c)	39,309	43,502
46,224	MERCK & CO., INC.	1,161,203	2,937,073
1,417	METTLER-TOLEDO INTERNATIONAL, INC.(b)	132,234	678,615
1,600	PATTERSON COS., INC.	29,864	72,368
3,400	PERKINELMER, INC.	53,706	197,404
600	PERRIGO CO. PLC(c)	49,572	39,834
85,500	PFIZER, INC.	680,248	2,924,955
6,346	QUEST DIAGNOSTICS, INC.	517,027	623,114
1,861	QUINTILES IMS HOLDINGS, INC.(b)	112,204	149,866
4,791	RESMED, INC.	129,046	344,808
4,700	STRYKER CORP.	18,139	618,755
1,300	TELEFLEX, INC.	66,613	251,849
6,700	THERMO FISHER SCIENTIFIC, INC.	138,727	1,029,120
320	UNITED THERAPEUTICS CORP.(b)	39,095	43,322
27,033	UNITEDHEALTH GROUP, INC.	1,873,322	4,433,682
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	489,835
1,880	VAREX IMAGING CORP.(b)	19,829	63,168
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	473,785
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	74,100
900	VERTEX PHARMACEUTICALS, INC.(b)	22,441	98,415
4,379	WATERS CORP.(b)	321,839	684,482
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	525,561
		20,224,813	52,900,899	10.89%
Industrials:
6,987	3M CO.	417,187	1,336,823
4,565	A.O. SMITH CORP.	187,414	233,545
38,320	ABB LTD. ADR(c)(d)	838,528	896,688
923	ACCO BRANDS CORP.(b)	3,137	12,137
398	ACUITY BRANDS, INC.	79,415	81,192
1,657	AECOM(b)	48,445	58,973
4,642	AGCO CORP.	225,963	279,356
900	AIR LEASE CORP.	17,685	34,875
4,088	ALASKA AIR GROUP, INC.	273,119	376,995
1,533	ALLEGION PLC(c)	40,913	116,048
400	AMERCO	120,202	152,476
29,084	AMERICAN AIRLINES GROUP, INC.	1,030,881	1,230,253
5,175	AMETEK, INC.	73,220	279,864
6,851	AVIS BUDGET GROUP, INC.(b)	204,955	202,653
1,700	B/E AEROSPACE, INC.	34,478	108,987
21,963	BOEING (THE) CO.	1,331,931	3,884,376
5,205	BWX TECHNOLOGIES, INC.	145,980	247,758
3,405	CARLISLE COS., INC.	156,546	362,326
10,504	CATERPILLAR, INC.	272,491	974,351
11,388	CINTAS CORP.	1,031,717	1,441,037
6,001	CRANE CO.	207,659	449,055
31,624	CSX CORP.	234,515	1,472,097
7,101	CUMMINS, INC.	497,031	1,073,671
7,300	DEERE & CO.	199,160	794,678
84,250	DELTA AIR LINES, INC.	3,294,854	3,872,130

6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
3,195	DONALDSON CO., INC.	$117,473	145,436
1,525	DOVER CORP.	40,758	122,534
1,987	DUN & BRADSTREET (THE) CORP.	49,383	214,477
16,537	EATON CORP. PLC	604,073	1,226,219
711	EQUIFAX, INC.	75,755	97,222
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	128,797
9,123	FEDEX CORP.	573,731	1,780,353
5,271	FLUOR CORP.	195,376	277,360
6,209	FORTIVE CORP.	90,098	373,906
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	261,655
1,400	GATX CORP.	24,276	85,344
7,072	GENERAL DYNAMICS CORP.	1,216,492	1,323,878
90,221	GENERAL ELECTRIC CO.	1,438,842	2,688,586
3,752	HD SUPPLY HOLDINGS, INC.(b)	114,664	154,301
360	HERC HOLDINGS, INC.(b)	5,808	17,600
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,147,306
2,299	HUBBELL, INC.	159,480	275,995
6,103	HUNTINGTON INGALLS INDUSTRIES, INC.	920,563	1,222,065
3,871	IDEX CORP.	178,042	361,977
21,789	ILLINOIS TOOL WORKS, INC.	1,688,136	2,886,389
10,505	INGERSOLL-RAND PLC	631,190	854,267
5,384	JACOBS ENGINEERING GROUP, INC.	233,589	297,628
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	192,654
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	272,114
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	36,181
2,900	KANSAS CITY SOUTHERN	46,328	248,704
850	KLX, INC.(b)	13,147	37,995
30,023	KOMATSU LTD. ADR(c)(d)	676,360	786,002
3,689	L3 TECHNOLOGIES, INC.	431,514	609,755
1,000	LANDSTAR SYSTEM, INC.	30,070	85,650
600	LENNOX INTERNATIONAL, INC.	17,874	100,380
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	121,604
1,684	LOCKHEED MARTIN CORP.	232,821	450,638
4,800	MANITOWOC (THE) CO., INC.(b)	10,053	27,360
2,475	MANPOWERGROUP, INC.	81,958	253,861
25,346	MASCO CORP.	430,620	861,511
2,181	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	157,499	224,120
1,724	NORDSON CORP.	171,931	211,776
5,702	NORFOLK SOUTHERN CORP.	202,245	638,453
11,911	NORTHROP GRUMMAN CORP.	1,479,094	2,832,912
2,180	NOW, INC.(b)	21,218	36,973
6,476	OSHKOSH CORP.	222,024	444,189
6,784	OWENS CORNING	282,404	416,334
10,867	PACCAR, INC.	233,323	730,262
6,720	PARKER-HANNIFIN CORP.	597,595	1,077,350
2,519	PENTAIR PLC(c)	73,408	158,143
8,836	QUANTA SERVICES, INC.(b)	189,853	327,904
4,301	RAYTHEON CO.	326,373	655,902
5,049	REPUBLIC SERVICES, INC.	241,005	317,128
6,221	ROCKWELL AUTOMATION, INC.	179,002	968,672
1,814	ROCKWELL COLLINS, INC.	43,808	176,248
920	ROLLINS, INC.	24,890	34,160
700	ROPER TECHNOLOGIES, INC.	94,318	144,543
2,300	SNAP-ON, INC.	230,888	387,941
17,600	SOUTHWEST AIRLINES CO.	129,730	946,176
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	238,478	341,728
6,924	STANLEY BLACK & DECKER, INC.	533,158	919,992
1,200	STERICYCLE, INC.(b)	50,064	99,468
5,162	TIMKEN (THE) CO.	171,352	233,322
1,596	TORO (THE) CO.	76,510	99,686
13,852	TRINITY INDUSTRIES, INC.	380,151	367,771
15,000	UNION PACIFIC CORP.	216,086	1,588,800
53,079	UNITED CONTINENTAL HOLDINGS, INC.(b)	2,973,705	3,749,501
4,635	UNITED PARCEL SERVICE, INC., CLASS B	280,241	497,335
3,799	UNITED RENTALS, INC.(b)	315,894	475,065
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,195,036
8,113	USG CORP.(b)	186,246	257,993
1,144	VALMONT INDUSTRIES, INC.	146,411	177,892

7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
700	VERISK ANALYTICS, INC.(b)	$58,779	56,798
180	VERITIV CORP.(b)	1,653	9,324
1,700	W.W. GRAINGER, INC.	74,317	395,692
1,966	WABCO HOLDINGS, INC.(b)	30,197	230,848
1,400	WABTEC CORP.	25,602	109,200
650	WASTE CONNECTIONS, INC.(c)	42,575	57,343
15,990	WASTE MANAGEMENT, INC.	629,000	1,165,991
4,800	WELBILT, INC.(b)	37,515	94,224
3,065	WESCO INTERNATIONAL, INC.(b)	174,935	213,171
3,710	XYLEM, INC.	120,583	186,316
		33,910,736	63,251,730	13.03%
Information Technology:
6,616	ACCENTURE PLC, CLASS A(c)	490,312	793,126
18,273	ACTIVISION BLIZZARD, INC.	261,150	911,092
7,139	ADOBE SYSTEMS, INC.(b)	195,155	928,998
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,919	197,010
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	398,400
4,681	ALPHABET, INC., CLASS A(b)	1,100,420	3,968,552
3,406	ALPHABET, INC., CLASS C(b)	490,985	2,825,481
4,700	AMDOCS LTD.	231,646	286,653
13,014	ANALOG DEVICES, INC.	385,778	1,066,497
1,200	ANSYS, INC.(b)	30,630	128,244
108,314	APPLE, INC.	4,109,662	15,560,389
72,897	APPLIED MATERIALS, INC.	1,965,882	2,835,693
309	ARISTA NETWORKS, INC.(b)	26,320	40,872
5,202	ARRIS INTERNATIONAL PLC(b)	139,105	137,593
4,877	ARROW ELECTRONICS, INC.(b)	267,343	358,021
1,686	AUTODESK, INC.(b)	32,709	145,788
6,866	AUTOMATIC DATA PROCESSING, INC.	370,293	703,010
6,800	BLACK KNIGHT FINANCIAL SERVICES, INC., CLASS A(b)	266,651	260,440
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,633	293,737
4,414	BROADCOM LTD.	248,889	966,490
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	231,913
5,685	CA, INC.	165,545	180,328
27,636	CADENCE DESIGN SYSTEMS, INC.(b)	667,055	867,770
1,522	CDK GLOBAL, INC.	19,712	98,945
8,529	CDW CORP.	359,082	492,209
124,888	CISCO SYSTEMS, INC.	1,032,144	4,221,214
5,974	CITRIX SYSTEMS, INC.(b)	156,224	498,172
718	COGNEX CORP.	38,165	60,276
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	749,952
297	COMMERCEHUB, INC., SERIES A(b)	505	4,598
594	COMMERCEHUB, INC., SERIES C(b)	1,003	9,225
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	321,501
3,700	COMPUTER SCIENCES CORP.	133,499	255,337
8,308	CORELOGIC, INC.(b)	139,352	338,302
52,428	CORNING, INC.	1,016,311	1,415,556
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	37,152
5,724	DELL TECHNOLOGIES, INC. CLASS V(b)	266,695	366,794
3,901	DOLBY LABORATORIES, INC., CLASS A	134,600	204,451
23,460	EBAY, INC.(b)	454,136	787,552
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	93,398
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,008,532
2,667	F5 NETWORKS, INC.(b)	181,488	380,234
23,600	FACEBOOK, INC., CLASS A(b)	654,660	3,352,380
11,102	FIDELITY NATIONAL INFORMATION SERVICES, INC.	388,684	883,941
8,992	FISERV, INC.(b)	191,173	1,036,868
3,800	GLOBAL PAYMENTS, INC.	113,707	306,584
5,000	HARRIS CORP.	189,845	556,350
36,763	HEWLETT PACKARD ENTERPRISE CO.	594,928	871,283
19,079	HP, INC.	305,200	341,133
1,300	IAC/INTERACTIVECORP(b)	78,263	95,836
115,780	INTEL CORP.	1,050,263	4,176,185
5,578	INTERNATIONAL BUSINESS MACHINES CORP.	727,934	971,353
5,000	INTUIT, INC.	103,285	579,950
2,247	IPG PHOTONICS CORP.(b)	183,260	271,213
4,848	JABIL CIRCUIT, INC.	99,252	140,204

8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
3,500	JUNIPER NETWORKS, INC.	$80,973	97,405
1,425	KEYSIGHT TECHNOLOGIES, INC.(b)	47,146	51,500
952	KLA-TENCOR CORP.	68,542	90,507
6,748	LAM RESEARCH CORP.	312,519	866,173
1,441	LEIDOS HOLDINGS, INC.	46,816	73,693
727	LOGMEIN, INC.	9,735	70,883
3,700	MARVELL TECHNOLOGY GROUP LTD.(c)	18,704	56,462
17,000	MASTERCARD, INC., CLASS A	182,282	1,911,990
4,200	MICROCHIP TECHNOLOGY, INC.	40,478	309,876
32,443	MICRON TECHNOLOGY, INC.(b)	558,309	937,603
132,368	MICROSOFT CORP.	1,544,105	8,717,757
5,124	MOTOROLA SOLUTIONS, INC.	316,112	441,791
3,677	NCR CORP.(b)	132,736	167,965
4,231	NETAPP, INC.	146,409	177,067
29,358	NVIDIA CORP.	1,088,328	3,197,967
10,390	ON SEMICONDUCTOR CORP.(b)	159,124	160,941
60,962	ORACLE CORP.	31,813	2,719,515
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	315,504
5,021	PAYCHEX, INC.	84,701	295,737
6,900	PAYPAL HOLDINGS, INC.(b)	78,207	296,838
2,400	PTC, INC.(b)	82,674	126,120
2,490	QORVO, INC.(b)	111,933	170,714
18,654	QUALCOMM, INC.	703,330	1,069,620
4,200	RED HAT, INC.(b)	61,669	363,300
7,600	SALESFORCE.COM, INC.(b)	86,710	626,924
36,229	SEAGATE TECHNOLOGY PLC	1,122,260	1,663,998
14,419	SYMANTEC CORP.	71,242	442,375
21,803	SYNOPSYS, INC.(b)	1,261,271	1,572,650
43,500	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(c)(d)	1,319,326	1,428,540
30,295	TE CONNECTIVITY LTD.(c)	1,880,815	2,258,492
13,045	TERADYNE, INC.	248,079	405,700
30,977	TEXAS INSTRUMENTS, INC.	1,129,769	2,495,507
8,792	TRIMBLE, INC.(b)	143,101	281,432
2,600	TWITTER, INC.(b)	48,880	38,870
787	VERSUM MATERIALS, INC.	4,722	24,082
23,200	VISA, INC., CLASS A	395,709	2,061,784
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	128,310
2,800	VMWARE, INC., CLASS A(b)	167,024	257,992
9,223	WESTERN DIGITAL CORP.	364,723	761,174
15,686	WESTERN UNION (THE) CO.	292,275	319,210
12,671	XILINX, INC.	334,878	733,524
24,140	YAHOO!, INC.(b)	477,431	1,120,337
2,224	YELP, INC.(b)	72,326	72,836
		36,655,228	98,393,442	20.26%
Materials:
367	ADVANSIX, INC.(b)	1,587	10,027
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	213,082
2,627	ALBEMARLE CORP.	138,118	277,516
1,600	ASHLAND GLOBAL HOLDINGS, INC.	47,358	198,096
3,165	AVERY DENNISON CORP.	207,899	255,099
2,564	BALL CORP.	10,015	190,403
4,077	BEMIS CO., INC.	127,121	199,202
2,279	BERRY PLASTICS GROUP, INC.(b)	94,191	110,691
2,464	CABOT CORP.	128,235	147,618
2,695	CELANESE CORP., SERIES A	166,690	242,146
3,225	CROWN HOLDINGS, INC.(b)	133,175	170,764
25,237	DOW CHEMICAL (THE) CO.	1,085,953	1,603,559
11,925	E.I. DU PONT DE NEMOURS & CO.	332,718	957,935
438	EAGLE MATERIALS, INC.	1,727	42,547
3,000	EASTMAN CHEMICAL CO.	58,012	242,400
3,991	ECOLAB, INC.	137,417	500,232
46,103	FREEPORT-MCMORAN, INC.(b)	512,971	615,936
11,671	HUNTSMAN CORP.	206,686	286,406
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	488,108
14,436	INTERNATIONAL PAPER CO.	381,262	733,060
34,344	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,921,620	3,131,829

9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
700	MARTIN MARIETTA MATERIALS, INC.	$27,965	152,775
12,592	MONSANTO CO.	274,040	1,425,415
8,700	MOSAIC (THE) CO.	203,503	253,866
7,400	NEWMONT MINING CORP.	136,530	243,904
6,734	NUCOR CORP.	153,847	402,155
9,110	OWENS-ILLINOIS, INC.(b)	169,939	185,662
3,368	PACKAGING CORP. OF AMERICA	134,861	308,576
7,617	PLATFORM SPECIALTY PRODUCTS CORP.(b)	99,873	99,173
7,972	PPG INDUSTRIES, INC.	180,558	837,698
4,150	PRAXAIR, INC.	119,435	492,190
7,176	RELIANCE STEEL & ALUMINUM CO.	366,730	574,223
700	ROYAL GOLD, INC.	26,033	49,035
9,745	RPM INTERNATIONAL, INC.	228,799	536,267
954	SCOTTS MIRACLE-GRO (THE) CO.	84,780	89,094
1,400	SEALED AIR CORP.	24,528	61,012
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	491,651
5,997	SONOCO PRODUCTS CO.	194,930	317,361
3,234	SOUTHERN COPPER CORP.(c)	38,445	116,068
21,152	STEEL DYNAMICS, INC.	446,260	735,244
5,300	TAHOE RESOURCES, INC.	46,375	42,559
9,259	UNITED STATES STEEL CORP.	250,800	313,047
3,200	VALSPAR (THE) CORP.	68,240	355,008
2,100	VULCAN MATERIALS CO.	63,441	253,008
2,242	WESTROCK CO.	24,357	116,651
		10,266,516	19,068,298	3.93%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	107,946	232,092
3,350	AMERICAN TOWER CORP.	153,516	407,159
4,768	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	85,200	211,461
1,734	AVALONBAY COMMUNITIES, INC.	193,548	318,362
3,388	BOSTON PROPERTIES, INC.	171,468	448,605
2,600	BRANDYWINE REALTY TRUST	28,512	42,198
900	CAMDEN PROPERTY TRUST	24,065	72,414
4,068	COLONY NORTHSTAR, INC., CLASS A	50,351	52,518
1,545	CORECIVIC, INC.	22,790	48,544
11,000	CORPORATE OFFICE PROPERTIES TRUST	296,463	364,100
4,600	CROWN CASTLE INTERNATIONAL CORP.	192,821	434,470
400	DIGITAL REALTY TRUST, INC.	15,555	42,556
5,200	DOUGLAS EMMETT, INC.	52,250	199,680
1,700	DUKE REALTY CORP.	28,435	44,659
407	EPR PROPERTIES	24,338	29,967
845	EQUINIX, INC.	65,492	338,313
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	61,648
5,416	EQUITY RESIDENTIAL	174,162	336,984
875	ESSEX PROPERTY TRUST, INC.	116,032	202,589
900	FEDERAL REALTY INVESTMENT TRUST	48,326	120,150
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,208	23,880
1,200	GGP, INC.	20,388	27,816
7,000	HCP, INC.	72,529	218,960
1,800	HOSPITALITY PROPERTIES TRUST	23,334	56,754
12,222	HOST HOTELS & RESORTS, INC.	93,479	228,063
678	HOWARD HUGHES (THE) CORP.(b)	20,502	79,495
700	JONES LANG LASALLE, INC.	39,950	78,015
8,201	KIMCO REALTY CORP.	94,038	181,160
4,200	LAMAR ADVERTISING CO., CLASS A	52,239	313,908
1,100	LIBERTY PROPERTY TRUST	23,353	42,405
600	LIFE STORAGE, INC.	49,422	49,272
5,123	MACERICH (THE) CO.	119,436	329,921
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	183,132
1,200	NATIONAL RETAIL PROPERTIES, INC.	50,508	52,344
4,744	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	95,967	101,427
10,169	PROLOGIS, INC.	257,893	527,568
1,261	PUBLIC STORAGE	106,852	276,045
6,972	RAYONIER, INC.	74,591	197,586
3,600	REALTY INCOME CORP.	106,605	214,308
3,900	REGENCY CENTERS CORP.	85,672	258,921
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,048	141,316

10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
2,100	SBA COMMUNICATIONS CORP.(b)	$214,169	252,777
3,300	SENIOR HOUSING PROPERTIES TRUST	48,067	66,825
3,595	SIMON PROPERTY GROUP, INC.	148,165	618,448
1,900	SL GREEN REALTY CORP.	58,204	202,578
800	SUN COMMUNITIES, INC.	57,192	64,264
2,100	TAUBMAN CENTERS, INC.	57,233	138,642
4,100	UDR, INC.	65,319	148,666
1,300	URBAN EDGE PROPERTIES	18,730	34,190
1,800	VENTAS, INC.	63,969	117,072
800	VORNADO REALTY TRUST	36,178	80,248
2,497	WASHINGTON PRIME GROUP, INC.	14,987	21,699
2,100	WEINGARTEN REALTY INVESTORS	29,916	70,119
4,600	WELLTOWER, INC.	272,003	325,772
4,916	WEYERHAEUSER CO.	64,713	167,046
		4,638,578	9,899,111	2.04%
Telecommunication Services:
92,362	AT&T, INC.	2,259,513	3,837,641
38,498	CENTURYLINK, INC.	942,236	907,398
165,900	FRONTIER COMMUNICATIONS CORP.	508,316	355,026
17,421	KT CORP. ADR(b)(c)(d)	265,449	293,195
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	383,946
32,071	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,374,804	1,373,922
50,003	SPRINT CORP.(b)	361,355	434,026
14,763	TELEFONICA S.A. ADR(c)(d)	144,224	165,198
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	50,369
18,145	T-MOBILE US, INC.(b)	786,152	1,171,985
34,845	VERIZON COMMUNICATIONS, INC.	1,177,309	1,698,694
2,100	ZAYO GROUP HOLDINGS, INC.(b)	72,492	69,090
		8,102,107	10,740,490	2.21%
Utilities:
2,000	ALLIANT ENERGY CORP.	24,835	79,220
1,600	AMEREN CORP.	40,872	87,344
2,100	AMERICAN ELECTRIC POWER CO., INC.	64,050	140,973
1,735	AQUA AMERICA, INC.	22,973	55,780
13,200	AVANGRID, INC.	502,113	564,168
5,800	CENTERPOINT ENERGY, INC.	66,308	159,906
13,300	CMS ENERGY CORP.	259,708	595,042
5,589	CONSOLIDATED EDISON, INC.	362,768	434,042
8,862	DOMINION RESOURCES, INC.	284,452	687,425
2,800	DTE ENERGY CO.	132,386	285,908
7,651	DUKE ENERGY CORP.	257,468	627,459
8,525	EDISON INTERNATIONAL	182,117	678,675
3,064	ENTERGY CORP.	60,101	232,741
4,961	EVERSOURCE ENERGY	125,492	291,608
2,800	GREAT PLAINS ENERGY, INC.	43,498	81,816
6,778	MDU RESOURCES GROUP, INC.	175,744	185,514
900	NATIONAL FUEL GAS CO.	20,790	53,658
4,400	NEXTERA ENERGY, INC.	204,691	564,828
6,900	NISOURCE, INC.	43,973	164,151
4,800	OGE ENERGY CORP.	43,344	167,904
500	ONE GAS, INC.	3,925	33,800
5,900	PG&E CORP.	79,340	391,524
2,400	PINNACLE WEST CAPITAL CORP.	71,637	200,112
700	PPL CORP.	10,384	26,173
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	53,220
4,800	SCANA CORP.	166,536	313,680
3,200	SEMPRA ENERGY	174,758	353,600
12,000	SOUTHERN (THE) CO.	339,948	597,360
9,841	UGI CORP.	246,543	486,145
1,600	VECTREN CORP.	77,182	93,776
6,420	WEC ENERGY GROUP, INC.	137,909	389,245
1,400	WESTAR ENERGY, INC.	25,767	75,978
5,793	XCEL ENERGY, INC.	79,584	257,499
		4,382,748	9,410,274	1.94%
	Sub-total Common Stocks:	235,169,812	482,378,446	99.35%

11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	$1,624	1,624
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	78	78
	Sub-total Rights:	1,702	1,702	0.00%

Short-Term Investments:
3,291,484	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.56%(e)	3,291,484	3,291,484
	Sub-total Short-Term Investments:	3,291,484	3,291,484	0.68%
	Grand total(f)	$238,462,998	485,671,632	100.03%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.30% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.88% of net assets as of March 31, 2017.
(e)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,797,986 with net purchases of $493,498 during the three months ended March 31, 2017.
(f)	At March 31, 2017, the cost for Federal income tax purposes was $238,834,456. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$249,062,359
Gross unrealized depreciation	(2,225,183)
Net unrealized appreciation	$246,837,176

12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2017

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments, which are carried at fair value, as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$482,378,446	$—	$—	$482,378,446
Rights	—	—	1,702	1,702
Short-Term Investments	3,291,484	—	—	3,291,484
Total	$485,669,930	$—	$1,702	$485,671,632

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At March 31, 2017, two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions and these rights were valued at period end using internally determined prices.

The Clearwater Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period.

At March 31, 2017, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at March 31, 2017.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2017

14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
78,811	1-800-FLOWERS.COM, INC., CLASS A(b)	$763,239	803,872
95,732	BBX CAPITAL CORP.	388,650	621,301
220,980	BLACK DIAMOND, INC.(b)	1,303,281	1,204,341
48,300	BLOOMIN’ BRANDS, INC.	1,045,223	952,959
99,770	BRAVO BRIO RESTAURANT GROUP, INC.(b)	909,431	508,827
22,546	BUILD-A-BEAR WORKSHOP, INC.(b)	198,389	199,532
101,060	CALLAWAY GOLF CO.	1,022,886	1,118,734
18,041	CARRIAGE SERVICES, INC.	331,475	489,272
12,400	CITI TRENDS, INC.	228,922	210,800
93,116	CLUBCORP HOLDINGS, INC.	1,477,762	1,494,512
12,414	COOPER-STANDARD HOLDINGS, INC.(b)	1,166,242	1,377,085
5,731	CSS INDUSTRIES, INC.	147,822	148,548
121,600	DENNY’S CORP.(b)	616,940	1,504,192
21,824	EMMIS COMMUNICATIONS CORP., CLASS A(b)	72,136	53,469
59,994	FIESTA RESTAURANT GROUP, INC.(b)	1,471,346	1,451,855
4,384	FULL HOUSE RESORTS, INC.(b)	10,113	10,653
42,945	G-III APPAREL GROUP LTD.(b)	1,099,559	940,066
24,764	HARTE-HANKS, INC.(b)	38,047	34,670
19,554	HELEN OF TROY LTD.(b)	1,603,084	1,841,987
52,855	IROBOT CORP.(b)	1,577,325	3,495,830
33,461	JAMBA, INC.(b)	389,659	302,822
22,872	LCI INDUSTRIES	2,137,695	2,282,626
26,172	LIBERTY TAX, INC.	319,763	372,951
39,893	LITHIA MOTORS, INC., CLASS A	2,889,573	3,416,835
11,882	M/I HOMES, INC.(b)	289,333	291,109
9,611	MALIBU BOATS, INC., CLASS A(b)	136,166	215,767
4,660	MARINEMAX, INC.(b)	89,963	100,889
24,252	MARRIOTT VACATIONS WORLDWIDE CORP.	1,506,958	2,423,502
3,849	MCBC HOLDINGS, INC.	54,478	62,238
104,031	MOTORCAR PARTS OF AMERICA, INC.(b)	2,823,062	3,196,873
111,763	NEW HOME (THE) CO., INC.(b)	1,185,520	1,169,041
30,956	NEXSTAR MEDIA GROUP, INC.	1,599,553	2,171,563
19,500	PENSKE AUTOMOTIVE GROUP, INC.	444,310	912,795
140,264	PINNACLE ENTERTAINMENT, INC.(b)	1,531,774	2,737,953
1,123	RED LION HOTELS CORP.(b)	7,859	7,917
20,987	SALEM MEDIA GROUP, INC., CLASS A	124,527	156,353
298	SPARTAN MOTORS, INC.	2,071	2,384
9,687	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	232,133	245,565
67,930	TILE SHOP HOLDINGS, INC.	1,157,615	1,307,653
40,500	TIME, INC.	948,121	783,675
42,874	TOPBUILD CORP.(b)	1,124,088	2,015,078
32,863	TOWN SPORTS INTERNATIONAL HOLDINGS, INC.(b)	83,515	116,664
80,100	TRI POINTE GROUP, INC.(b)	1,247,792	1,004,454
45,864	UNIFI, INC.(b)	1,234,081	1,302,079
6,177	VAIL RESORTS, INC.	217,265	1,185,366
33,700	VISTA OUTDOOR, INC.(b)	1,395,641	693,883
5,700	VISTEON CORP.(b)	508,844	558,315
23,556	WINNEBAGO INDUSTRIES, INC.	618,132	689,013
		39,771,363	48,187,868	14.08%
Consumer Staples:
6,236	CALAVO GROWERS, INC.	353,831	377,902
10,845	COFFEE HOLDING CO., INC.(b)	49,392	50,429
11,296	FARMER BROTHERS CO.(b)	369,856	399,314
4,726	LIFEWAY FOODS, INC.(b)	53,274	50,710
58,587	MEDIFAST, INC.	1,848,205	2,599,505
46,646	NATURAL GROCERS BY VITAMIN COTTAGE, INC.(b)	586,716	484,652
38,018	NEW AGE BEVERAGES CORP.(b)	133,998	157,014
9,839	OMEGA PROTEIN CORP.	190,955	197,272
7,933	ORCHIDS PAPER PRODUCTS CO.	207,874	190,392
126,970	S&W SEED CO.(b)	573,735	628,501
92,549	SUNOPTA, INC.(b)(c)	610,176	643,215
19,271	TREEHOUSE FOODS, INC.(b)	1,341,643	1,631,483
36,068	UNITED NATURAL FOODS, INC.(b)	1,722,503	1,559,220
		8,042,158	8,969,609	2.62%
Energy:
19,900	BASIC ENERGY SERVICES, INC.(b)	754,616	663,864

15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
49,867	CARRIZO OIL & GAS, INC.(b)	$1,370,953	1,429,188
28,194	HARVEST NATURAL RESOURCES, INC.(b)	190,141	187,208
54,606	OIL STATES INTERNATIONAL, INC.(b)	1,735,879	1,810,189
6,901	PACIFIC ETHANOL, INC.(b)	47,085	47,272
8,698	PAR PACIFIC HOLDINGS, INC.(b)	141,093	143,430
32,600	PARSLEY ENERGY, INC., CLASS A(b)	603,699	1,059,826
50,249	PBF ENERGY, INC., CLASS A	1,394,299	1,114,021
53,164	SM ENERGY CO.	1,890,652	1,276,999
115,000	SRC ENERGY, INC.(b)	1,162,601	970,600
36,400	SUPERIOR ENERGY SERVICES, INC.(b)	679,621	519,064
		9,970,639	9,221,661	2.70%
Financials:
86,253	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,581,509	2,038,158
19,075	AMERICAN NATIONAL BANKSHARES, INC.	448,466	710,544
50,134	AMERIS BANCORP	1,683,260	2,311,177
30,768	ANWORTH MORTGAGE ASSET CORP.	139,634	170,762
12,748	ARES COMMERCIAL REAL ESTATE CORP.	155,893	170,568
6,803	ATLAS FINANCIAL HOLDINGS, INC.(b)	90,582	92,861
2,379	AUBURN NATIONAL BANCORPORATION, INC.	78,025	78,650
7,234	BANCORP 34, INC.(b)	92,415	91,872
67,000	BANCORPSOUTH, INC.	1,639,550	2,026,750
37,390	BANK MUTUAL CORP.	287,047	351,466
62,559	BANKFINANCIAL CORP.	758,458	908,357
43,600	BANKUNITED, INC.	1,305,350	1,626,716
84,474	BOFI HOLDING, INC.(b)	1,657,194	2,207,306
20,800	BOK FINANCIAL CORP.	1,018,062	1,628,016
25,115	BRIDGE BANCORP, INC.	729,849	879,025
11,735	BSB BANCORP, INC.(b)	198,197	331,514
10,300	CAPITAL BANK FINANCIAL CORP., CLASS A	406,035	447,020
1,964	CAPITAL SOUTHWEST CORP.	29,918	33,211
3,908	CB FINANCIAL SERVICES, INC.	103,615	108,642
11,491	CENTRAL VALLEY COMMUNITY BANCORP	221,257	235,565
10,882	CHARTER FINANCIAL CORP.	138,504	214,049
6,615	CITIZENS & NORTHERN CORP.	128,669	153,997
13,273	CITIZENS COMMUNITY BANCORP, INC.	167,267	183,433
13,924	CIVISTA BANCSHARES, INC.	292,862	308,556
27,700	CNB FINANCIAL CORP.	528,248	661,753
8,900	COLUMBIA BANKING SYSTEM, INC.	341,778	347,011
22,184	COMMUNITY BANKERS TRUST CORP.(b)	118,896	177,472
32,240	DONEGAL GROUP, INC., CLASS A	519,126	568,069
15,100	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	355,032	291,279
20,019	EASTERN VIRGINIA BANKSHARES, INC.	199,840	209,799
20,876	EMC INSURANCE GROUP, INC.	371,691	585,781
5,303	ENTERPRISE FINANCIAL SERVICES CORP.	225,483	224,847
36,915	ESSA BANCORP, INC.	502,020	538,221
8,422	FARMERS CAPITAL BANK CORP.	302,802	340,249
76,765	FARMERS NATIONAL BANC CORP.	635,934	1,101,578
6,879	FINANCIAL INSTITUTIONS, INC.	139,268	226,663
16,931	FIRST BANCORP	364,288	495,909
4,419	FIRST GUARANTY BANCSHARES, INC.	78,796	106,940
13,595	FIRST MID-ILLINOIS BANCSHARES, INC.	340,217	460,055
90,532	FNB CORP.	1,201,962	1,346,211
20,484	FNFV GROUP(b)	255,511	271,413
27,946	GREAT WESTERN BANCORP, INC.	684,013	1,185,190
36,327	GUARANTY BANCORP	594,374	884,562
104,450	HANMI FINANCIAL CORP.	2,517,900	3,211,838
65,600	HERITAGE COMMERCE CORP.	713,454	924,960
23,517	HERITAGE FINANCIAL CORP.	323,969	582,046
12,189	HERITAGE OAKS BANCORP	97,868	162,723
70,100	HILLTOP HOLDINGS, INC.	1,352,287	1,925,647
7,408	HOME BANCORP, INC.	207,534	250,020
110,500	HOPE BANCORP, INC.	2,386,433	2,118,285
12,657	HOPFED BANCORP, INC.	170,383	180,995
5,356	HORIZON BANCORP	99,952	140,434
7,061	HOWARD BANCORP, INC.(b)	105,915	132,041
17,100	IBERIABANK CORP.	918,723	1,352,610
6,230	INVESTAR HOLDING CORP.	132,387	136,437

16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
94,800	KEARNY FINANCIAL CORP.	$1,130,182	1,426,740
66,911	LCNB CORP.	1,117,869	1,595,827
33,862	LEGACYTEXAS FINANCIAL GROUP, INC.	1,009,172	1,351,094
4,627	MACKINAC FINANCIAL CORP.	62,367	63,112
8,469	MIDLAND STATES BANCORP, INC.	191,297	291,249
30,518	MIDWESTONE FINANCIAL GROUP, INC.	1,010,766	1,046,462
1,612	MSB FINANCIAL CORP.(b)	24,531	26,598
11,119	MTGE INVESTMENT CORP.	176,854	186,243
5,291	NATIONAL BANKSHARES, INC.	197,418	198,677
91,167	NEW MOUNTAIN FINANCE CORP.	1,339,510	1,358,388
22,754	NORTHEAST BANCORP	283,376	346,999
3,572	NORWOOD FINANCIAL CORP.	123,227	146,881
30,824	OCEANFIRST FINANCIAL CORP.	809,612	868,466
2,736	OHIO VALLEY BANC CORP.	75,249	76,608
11,192	OLD LINE BANCSHARES, INC.	198,682	318,748
28,870	OPUS BANK	717,539	581,731
9,937	PARK STERLING CORP.	71,010	122,324
9,731	PEOPLES BANCORP OF NORTH CAROLINA, INC.	237,558	289,011
2,786	PEOPLES FINANCIAL SERVICES CORP.	113,733	116,455
9,849	PEOPLE’S UTAH BANCORP	174,838	260,506
14,123	PREMIER FINANCIAL BANCORP, INC.	264,322	297,007
51,800	PROVIDENT FINANCIAL SERVICES, INC.	921,469	1,339,030
44,871	PRUDENTIAL BANCORP, INC.	751,606	800,947
40,569	RESOURCE CAPITAL CORP.	328,750	396,359
3,636	SALISBURY BANCORP, INC.	137,808	140,895
4,488	SHORE BANCSHARES, INC.	53,563	74,994
35,261	SI FINANCIAL GROUP, INC.	370,744	495,417
10,179	SIERRA BANCORP	183,112	279,210
23,867	SOUTHERN MISSOURI BANCORP, INC.	575,769	847,756
9,311	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	151,759	157,635
33,852	STATE BANK FINANCIAL CORP.	811,279	884,214
96,396	STERLING BANCORP	2,185,640	2,284,585
45,080	STIFEL FINANCIAL CORP.(b)	2,302,503	2,262,565
16,950	STONEGATE BANK	532,870	798,176
4,782	SUMMIT STATE BANK	62,743	62,166
791	SUN BANCORP, INC.	18,608	19,300
6,751	SUNSHINE BANCORP, INC.(b)	128,151	141,366
38,533	SUTHERLAND ASSET MANAGEMENT CORP.	494,260	556,802
24,500	SYNOVUS FINANCIAL CORP.	599,104	1,004,990
7,475	TGR FINANCIAL, INC.(b)	62,961	64,135
22,734	TRICO BANCSHARES	598,594	807,739
13,125	UMB FINANCIAL CORP.	653,778	988,444
604	UNITED BANCSHARES, INC.	12,440	12,593
15,843	UNITED FINANCIAL BANCORP, INC.	208,917	269,489
23,102	UNITY BANCORP, INC.	333,593	391,579
15,320	UNIVEST CORP. OF PENNSYLVANIA	331,881	396,788
24,025	VALIDUS HOLDINGS LTD.(c)	1,228,734	1,354,770
75,513	WALKER & DUNLOP, INC.(b)	1,590,555	3,148,137
35,828	WEBSTER FINANCIAL CORP.	1,701,923	1,792,833
23,922	WEST BANCORPORATION, INC.	506,755	549,010
43,218	WESTERN ALLIANCE BANCORP(b)	1,605,643	2,121,572
		58,912,326	73,861,875	21.59%
Health Care:
51,313	ALERE, INC.(b)	1,999,672	2,038,665
10,594	ALLIANCE HEALTHCARE SERVICES, INC.(b)	94,818	108,589
14,315	ALMOST FAMILY, INC.(b)	627,056	695,709
29,413	AMN HEALTHCARE SERVICES, INC.(b)	765,953	1,194,168
6,567	ANI PHARMACEUTICALS, INC.(b)	336,762	325,132
53,814	CAMBREX CORP.(b)	2,632,744	2,962,461
54,584	CAPITAL SENIOR LIVING CORP.(b)	893,289	767,451
9,930	COMPUTER PROGRAMS & SYSTEMS, INC.	255,914	278,040
63,073	DEPOMED, INC.(b)	1,245,175	791,566
25,631	DIGIRAD CORP.	121,480	135,844
37,945	EMERGENT BIOSOLUTIONS, INC.(b)	958,108	1,101,923
64,800	ENSIGN GROUP (THE), INC.	1,307,171	1,218,240
75,902	HARVARD BIOSCIENCE, INC.(b)	204,177	197,345
7,845	HEALTHSTREAM, INC.(b)	172,422	190,084
148,559	HMS HOLDINGS CORP.(b)	2,384,053	3,020,204

17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
44,062	HORIZON PHARMA PLC(b)	$851,826	651,236
36,134	ICON PLC(b)(c)	1,984,065	2,880,602
13,947	ICU MEDICAL, INC.(b)	1,890,868	2,129,707
32,932	MAGELLAN HEALTH, INC.(b)	2,221,841	2,273,955
13,994	MERIDIAN BIOSCIENCE, INC.	210,155	193,117
47,217	OMNICELL, INC.(b)	1,605,391	1,919,371
114,423	PEREGRINE PHARMACEUTICALS, INC.(b)	34,745	74,833
12,797	PHARMERICA CORP.(b)	266,647	299,450
97,745	PREMIER, INC., CLASS A(b)	3,212,813	3,111,223
27,120	PRESTIGE BRANDS HOLDINGS, INC.(b)	1,407,336	1,506,787
4,713	PROVIDENCE SERVICE (THE) CORP.(b)	180,463	209,446
47,639	STREAMLINE HEALTH SOLUTIONS, INC.(b)	65,051	48,592
20,125	TIVITY HEALTH, INC.(b)	457,453	585,638
15,720	WEST PHARMACEUTICAL SERVICES, INC.	355,572	1,282,909
34,846	WRIGHT MEDICAL GROUP N.V.(b)(c)	886,587	1,084,408
		29,629,607	33,276,695	9.73%
Industrials:
31,700	ABM INDUSTRIES, INC.	919,303	1,382,120
28,943	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	516,379	628,063
9,475	AEROVIRONMENT, INC.(b)	244,123	265,584
55,300	AIR LEASE CORP.	1,432,594	2,142,875
77,501	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,210,722	1,243,891
26,394	ALBANY INTERNATIONAL CORP., CLASS A	1,006,814	1,215,444
71,976	ARMSTRONG FLOORING, INC.(b)	1,293,032	1,325,798
28,857	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	1,081,712	1,600,121
21,443	BLUE BIRD CORP.(b)	304,439	367,747
8,803	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	90,249	124,210
12,069	COLUMBUS MCKINNON CORP.	259,368	299,553
79,374	COVENANT TRANSPORTATION GROUP, INC., CLASS A(b)	1,525,135	1,492,231
11,103	CURTISS-WRIGHT CORP.	764,983	1,013,260
4,928	ECHO GLOBAL LOGISTICS, INC.(b)	111,485	105,213
26,224	ENNIS, INC.	430,851	445,808
23,600	ESCO TECHNOLOGIES, INC.	835,079	1,371,160
41,514	GENCOR INDUSTRIES, INC.(b)	621,322	620,634
96,376	GENERAC HOLDINGS, INC.(b)	3,537,134	3,592,897
25,480	GENERAL CABLE CORP.	401,099	457,366
49,163	HARSCO CORP.(b)	332,050	626,828
73,988	INTERFACE, INC.	1,223,452	1,409,471
24,400	ITT, INC.	665,681	1,000,888
67,489	JASON INDUSTRIES, INC.(b)	279,928	99,884
18,300	JOHN BEAN TECHNOLOGIES CORP.	236,381	1,609,485
6,573	KADANT, INC.	322,190	390,108
58,800	KBR, INC.	1,012,556	883,764
29,563	LSC COMMUNICATIONS, INC.	594,280	743,805
113,699	LSI INDUSTRIES, INC.	1,071,019	1,147,223
14,914	MCGRATH RENTCORP	526,831	500,663
52,590	NCI BUILDING SYSTEMS, INC.(b)	754,513	901,919
12,116	NORDSON CORP.	1,096,136	1,488,329
50,001	ON ASSIGNMENT, INC.(b)	1,530,060	2,426,549
6,890	PARK-OHIO HOLDINGS CORP.	254,787	247,696
49,942	PIONEER POWER SOLUTIONS, INC.(b)	301,381	372,068
43,829	QUANEX BUILDING PRODUCTS CORP.	816,541	887,537
69,934	R.R. DONNELLEY & SONS CO.	952,582	846,901
29,300	RITCHIE BROS. AUCTIONEERS, INC.(c)	638,721	963,970
39,201	SKYWEST, INC.	1,387,066	1,342,634
48,613	SPARTON CORP.(b)	1,076,918	1,020,387
9,279	SPX CORP.(b)	192,278	225,016
11,122	TELEDYNE TECHNOLOGIES, INC.(b)	336,498	1,406,488
24,904	TITAN MACHINERY, INC.(b)	265,817	382,027
21,132	TRIMAS CORP.(b)	375,555	438,489
9,142	VALMONT INDUSTRIES, INC.	1,438,995	1,421,581
1,332	VECTRUS, INC.(b)	28,684	29,770
15,612	VIAD CORP.	586,493	705,662
38,000	WELBILT, INC.(b)	683,251	745,940
43,940	WOODWARD, INC.	1,691,668	2,984,405
		37,258,135	46,943,462	13.72%

18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology:
17,302	AMBER ROAD, INC.(b)	$160,531	133,571
16,706	AUTOBYTEL, INC.(b)	224,651	209,326
45,203	BAZAARVOICE, INC.(b)	214,686	194,373
34,911	BELDEN, INC.	2,155,471	2,415,492
18,973	CALAMP CORP.(b)	267,575	318,557
105,102	CALLIDUS SOFTWARE, INC.(b)	1,135,211	2,243,928
23,998	COGNEX CORP.	428,277	2,014,632
28,488	COMMVAULT SYSTEMS, INC.(b)	1,475,508	1,447,190
22,371	COMTECH TELECOMMUNICATIONS CORP.	258,200	329,749
39,100	DIEBOLD NIXDORF, INC.	1,135,846	1,200,370
19,563	DIGI INTERNATIONAL, INC.(b)	263,890	232,800
24,248	DSP GROUP, INC.(b)	233,707	290,976
71,819	ELECTRONICS FOR IMAGING, INC.(b)	2,976,762	3,506,922
45,455	EURONET WORLDWIDE, INC.(b)	2,339,883	3,887,312
87,700	EXAR CORP.(b)	1,088,237	1,140,977
127,004	FRANKLIN WIRELESS CORP.(b)	272,753	285,759
56,099	FREQUENCY ELECTRONICS, INC.(b)	557,227	617,089
15,508	GTT COMMUNICATIONS, INC.(b)	371,175	377,620
147,171	INTERNAP CORP.(b)	230,214	547,476
27,025	INTEST CORP.(b)	99,695	170,257
25,888	IPG PHOTONICS CORP.(b)	1,407,663	3,124,682
48,772	ITRON, INC.(b)	2,629,889	2,960,460
74,624	JABIL CIRCUIT, INC.	1,288,931	2,158,126
15,454	JIVE SOFTWARE, INC.(b)	66,895	66,452
52,200	KNOWLES CORP.(b)	1,055,596	989,190
55,782	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	1,959,699	2,694,271
25,489	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	84,241	243,420
85,976	MARCHEX, INC., CLASS B(b)	235,117	233,855
160,400	MITEL NETWORKS CORP.(b)(c)	1,265,836	1,111,572
10,458	MTS SYSTEMS CORP.	569,061	575,713
3,411	PERCEPTRON, INC.(b)	14,651	28,448
106,790	PERFICIENT, INC.(b)	1,699,953	1,853,874
10,670	PFSWEB, INC.(b)	82,311	69,675
306,409	QUANTUM CORP.(b)	249,414	266,576
20,383	SHORETEL, INC.(b)	150,227	125,355
54,514	SUPER MICRO COMPUTER, INC.(b)	1,251,949	1,381,930
141,581	SUPPORT.COM, INC.(b)	435,157	310,770
85,381	SYNCHRONOSS TECHNOLOGIES, INC.(b)	3,119,104	2,083,296
45,047	SYNNEX CORP.	3,326,529	5,042,561
73,781	UNISYS CORP.(b)	1,021,886	1,029,245
26,400	VERINT SYSTEMS, INC.(b)	921,972	1,145,100
40,200	VERSUM MATERIALS, INC.	942,641	1,230,120
71,607	VIRTUSA CORP.(b)	1,802,407	2,163,964
7,800	WEX, INC.(b)	203,342	807,300
		41,673,970	53,260,331	15.57%
Materials:
75,943	BERRY PLASTICS GROUP, INC.(b)	2,075,108	3,688,552
51,869	CALGON CARBON CORP.	729,216	757,287
14,148	CHEMTURA CORP.(b)	425,921	472,543
57,800	COMMERCIAL METALS CO.	952,473	1,105,714
14,975	FERRO CORP.(b)	191,611	227,470
58,447	HANDY & HARMAN LTD.(b)	1,156,652	1,589,758
44,813	INGEVITY CORP.(b)	2,086,225	2,726,871
13,700	KAISER ALUMINUM CORP.	1,071,135	1,094,630
33,500	KAPSTONE PAPER AND PACKAGING CORP.	910,424	773,850
38,140	KOPPERS HOLDINGS, INC.(b)	794,465	1,615,229
15,526	KRATON CORP.(b)	424,339	480,064
36,491	OLIN CORP.	751,972	1,199,459
18,000	SENSIENT TECHNOLOGIES CORP.	1,019,457	1,426,680
1,138	TRECORA RESOURCES(b)	11,971	12,632
47,243	US CONCRETE, INC.(b)	2,557,786	3,049,536
		15,158,755	20,220,275	5.91%
Real Estate:
37,418	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	478,999	460,615
74,630	CARETRUST REIT, INC.	969,049	1,255,277
16,396	CATCHMARK TIMBER TRUST, INC., CLASS A	175,746	188,882

19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
177,687	CBL & ASSOCIATES PROPERTIES, INC.	$1,927,892	1,695,134
137,739	CEDAR REALTY TRUST, INC.	800,480	691,450
31,647	EDUCATION REALTY TRUST, INC.	1,396,311	1,292,780
112,444	FELCOR LODGING TRUST, INC.	827,422	844,454
79,003	FORESTAR GROUP, INC.(b)	952,550	1,078,391
37,997	GRAMERCY PROPERTY TRUST	813,765	999,321
9,271	JERNIGAN CAPITAL, INC.	102,314	213,604
79,300	KENNEDY-WILSON HOLDINGS, INC.	1,604,459	1,760,460
76,059	KITE REALTY GROUP TRUST	1,876,287	1,635,268
52,198	MARCUS & MILLICHAP, INC.(b)	1,466,393	1,283,027
150,625	MEDICAL PROPERTIES TRUST, INC.	1,661,553	1,941,556
85,200	OUTFRONT MEDIA, INC.	2,003,403	2,262,060
70,797	PARKWAY, INC.	1,276,394	1,408,152
75,021	RETAIL OPPORTUNITY INVESTMENTS CORP.	1,536,002	1,577,692
21,890	RYMAN HOSPITALITY PROPERTIES, INC.	592,181	1,353,459
49,700	SABRA HEALTH CARE REIT, INC.	831,270	1,388,121
14,800	SERITAGE GROWTH PROPERTIES, CLASS A	640,831	638,620
88,941	STAG INDUSTRIAL, INC.	1,614,225	2,225,304
26,800	URBAN EDGE PROPERTIES	601,422	704,840
13,675	URSTADT BIDDLE PROPERTIES, INC., CLASS A	278,677	281,158
		24,427,625	27,179,625	7.94%
Telecommunication Services:
66,202	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	111,426	122,473
35,124	HAWAIIAN TELCOM HOLDCO, INC.(b)	818,959	804,691
145,604	LUMOS NETWORKS CORP.(b)	2,569,606	2,577,191
		3,499,991	3,504,355	1.02%
Utilities:
47,373	ALLETE, INC.	2,207,705	3,207,626
22,900	BLACK HILLS CORP.	1,351,759	1,522,163
20,433	NEW JERSEY RESOURCES CORP.	753,575	809,147
117,509	PURE CYCLE CORP.(b)	591,118	652,175
40,900	SOUTH JERSEY INDUSTRIES, INC.	1,127,569	1,458,085
23,355	SPIRE, INC.	1,176,056	1,576,462
		7,207,782	9,225,658	2.70%
	Sub-total Common Stocks:	275,552,351	333,851,414	97.58%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Short-Term Investments:
10,304,009	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.56%(d)	10,304,009	10,304,009
	Sub-total Short-Term Investments:	10,304,009	10,304,009	3.01%
	Grand total(e)	$285,856,360	344,155,423	100.59%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.42% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,813,306 with net sales of $2,509,297 during the three months ended March 31, 2017.

20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

(e)	At March 31, 2017, the cost for Federal income tax purposes was $286,477,765. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$66,669,270
Gross unrealized depreciation	(8,991,612)
Net unrealized appreciation	$57,677,658

21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2017

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments, which are carried at fair value, as of March 31, 2017.

	Level 1	Level 2	Level 3	Total

Common Stocks
Information Technology	$52,974,572	$285,759	$—	$53,260,331
All Other Industries	280,591,083	—	—	280,591,083
Short-Term Investments	10,304,009	—	—	10,304,009
Total	$343,869,664	$285,759	$—	$344,155,423

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period.

At March 31, 2017, the Clearwater Small Companies Fund had transfers from Level 1 to Level 2 classifications from December 31, 2016 to March 31, 2017 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Information Technology	$285,759	Equity priced at bid price

22	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Companies Fund (unaudited)
March 31, 2017

23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,608,296
12,000	BLACKROCK MUNIHOLDINGS FUND II INC			174,062	186,360
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,138,256
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	759,225
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	470,883
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	119,300
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	762,736
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,937,470
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	730,521
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,303,250
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,650,315
31,560	DEUTSCHE MUNICIPAL INCOME TRUST			315,104	418,170
43,668	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			359,770	361,571
33,000	DREYFUS STRATEGIC MUNICIPALS INC			301,450	283,800
18,592	EATON VANCE CALIFORNIA MUNICIPAL BOND FUND II			206,025	213,994
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	1,994,160
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,469,401
30,000	INVESCO MUNICIPAL TRUST			412,242	375,900
66,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			750,670	821,896
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,121	779,400
50,248	MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND			633,640	663,274
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	774,860
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,279,540
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	212,627
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	692,988
29,741	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	407,148
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	336,280
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	296,352
	Sub-total Closed-End Funds			24,857,339	26,047,973	5.30%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	0.00	1,203,490	2,105,623
610,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	610,000	622,725
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,125,730	1,183,980
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	737,164	758,415
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	522,285
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	34,562
725,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	725,000	767,449
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,021,545	1,141,870
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	0.00	402,108	891,100
1,000,000	AMERICAN SAMOA AS ECON DEV AUTH GEN REVENUE	9/1/2029	6.25	1,000,000	965,580
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,277	1,007,060
740,737	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	723,901	719,530
785,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	774,426	785,840
1,990,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,958,128	2,157,518
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	511,859	493,285
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	483,305
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	517,229	546,440
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	509,211	581,140
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,020	503,825

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	$1,397,498	1,535,685
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	984,792	1,041,600
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,186,128	1,349,370
935,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	935,000	951,914
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,102,751	2,167,080
500,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	500,000	487,715
605,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	605,000	588,435
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	723,995	794,122
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,150,000	1,162,788
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,053,473	1,225,640
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.37	390,000	312,823
145,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(c)	8/1/2012	4.65	124,028	126
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(c)	11/1/2012	4.85	347,373	35
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	505,195	562,630
800,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	740,692	820,712
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	501,949	560,600
600,000	CALIFORNIA ST MUNI FIN AUTH REVENUE(d)	11/1/2036	4.00	602,352	549,480
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	6.00	1,105,596	1,891,665
500,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	500,000	552,735
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	758,678
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)	12/1/2035	6.75	1,748,122	1,727,688
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	0.00	647,374	1,051,530
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	988,226	1,068,710
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,017,273	1,093,110
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	540,250
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,020,541	1,139,370
520,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	440,379	520,484
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,936	1,099,670
165,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	164,641	168,429
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	671,352	827,805
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,659	850,612
590,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(d)	5/15/2022	5.25	590,000	586,436
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(d)	5/15/2026	7.25	750,000	839,580
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,466,691	1,713,045

25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	$976,852	1,045,090
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,460	1,056,050
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(d)	9/1/2046	5.00	1,011,818	948,850
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,429	1,117,770
500,000	COLORADO ST HLTH FACS AUTH REVENUE(d)	12/1/2035	5.75	492,133	507,965
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	117,310
170,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	170,000	173,101
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	0.00	632,232	939,980
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,021,760
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,509,075
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	523,091
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,004,320
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,833,150
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	507,545
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	511,160
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	0.00	752,412	1,463,959
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,120
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	505,054	531,080
145,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	144,523	145,550
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	706,200
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	483,533	485,401
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,008,850	1,137,320
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,014,557	2,146,260
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,005,689	1,076,010
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,022,123	1,131,930
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	491,351	528,690
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,008,560
500,000	DECATUR IL	3/1/2034	5.00	514,698	541,235
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	544,861	546,830
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,051,746	1,064,370
270,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	270,000	279,264
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,275	509,535

26	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	$500,000	537,345
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,083,320
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,108,340
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,043,740
3,000,000	DUBLIN CA UNIF SCH DIST(e)	8/1/2034	0.00	1,009,853	1,117,350
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,019,020
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,507,005
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,026,557	2,341,607
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,850	824,250
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,068,114	1,201,710
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	0.00	569,264	1,050,080
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	0.00	710,657	1,128,493
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,027,310
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	647,822	668,808
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	511,250
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(c)	3/1/2036	5.13	238,000	59,469
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,018,430
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,005,263	1,068,130
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	233,100
875,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	875,000	922,040
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,407	1,009,200
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)	6/15/2035	6.00	1,001,228	1,012,160
245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	245,369	264,088
845,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	845,000	862,356
990,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	990,000	1,018,839
890,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	890,000	906,198
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REVENUE(d)	8/25/2026	8.50	1,250,000	1,428,312
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,048,718	1,079,820
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	910,693	973,180
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,571	1,080,330
1,586,920	GALVESTON CNTY TX MUN UTIL DIST #52	2/21/2018	5.87	1,586,920	1,190,190
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,501,645
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,027,140
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,008,370

27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	$4,500,000	4,472,705
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,005,476	1,006,040
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,946,397	1,945,418
3,750,000	GLEN COVE NY LOCAL ECON ASSISTANCE CORP REVENUE(e)	1/1/2045	0.00	726,983	777,750
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	560,358	516,252
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	0.00	946,480	1,301,295
1,065,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,040,823	1,221,874
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,332,988
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	0.00	809,007	1,469,790
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	0.00	2,432,321	2,809,695
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	0.00	657,026	1,116,050
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	755,279	818,182
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,022,100
840,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	840,000	848,576
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,025,976	1,118,970
42,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	43,267	43,415
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,535,119	1,657,725
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	802,230
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,374	783,952
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,064,645	1,065,380
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,492,472	1,509,435
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	518,395
250,000	ILLINOIS ST COPS	7/1/2017	5.80	250,000	250,612
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,025,160
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	547,790
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	682,480	702,128
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	610,000	610,628
435,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	435,937	455,906
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,061,259	1,085,494
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,789	506,550
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	750,000	751,448
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	772,285	772,275
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,631	546,405
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,084,800
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,035
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,605,640	1,632,930
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	6.75	1,000,000	1,259,910
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,719	536,395
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,046,067	3,392,430
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,554	538,775

28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	$987,432	1,097,780
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,044,198	1,056,080
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	538,983	549,165
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,228	1,106,110
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,040,560	1,053,210
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,422,435
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,669,426	1,587,765
75,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	78,744	78,692
790,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	790,000	822,027
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,077,320
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	11/15/2036	5.75	1,500,000	1,444,605
975,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	961,769	1,008,111
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	791,340
75,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	75,000	84,209
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,023,596	1,038,940
157,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	160,521	159,386
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	525,077	527,665
500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,969	502,365
1,800,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,785,089	2,081,196
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	829,695
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,012,390
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,403,990
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,320	752,295
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	988,820
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	490,795
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,987,630	2,272,280
235,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.72	235,000	194,467
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	742,604	759,488
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	491,042
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,714	728,812
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,337	958,770
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENUE(c)	1/1/2015	6.38	180,000	57,600

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENUE	1/1/2030	5.50	$550,000	467,445
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENUE(c)	1/1/2036	5.25	1,005,522	291,780
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	385,000	385,223
300,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2026	4.00	299,529	296,391
35,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2044	5.75	34,292	34,418
700,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2046	4.75	690,151	673,295
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,015,732	1,110,900
275,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	275,000	283,800
170,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	170,235	174,802
120,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	123,693	126,200
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	533,886	507,240
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,016,729	1,032,510
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	542,858	550,305
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,200	826,792
430,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	1.40	430,000	383,848
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,984	548,215
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,574,634	1,576,845
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,515,278	1,647,906
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,025,732	1,111,050
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,015,929	1,077,720
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	52,500
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,013,760
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,010,690
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	953,700
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,495,335
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	504,925
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,033,560
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	379,950
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,340	562,290
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(c)	3/1/2022	5.75	404,629	72,708
800,000	MAPLE-STEELE ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	799,992
650,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	699,809	672,334

30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	1/1/2036	5.75	$741,462	711,218
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	124,320	59,723
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,921	268,573
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	767,485	750,218
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	6.13	646,618	962,970
455,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	455,000	482,541
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	521,370
499,687	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	524,716	19,488
855,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	845,549	914,628
915,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	915,000	962,973
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	732,816
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	731,115
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,058,040
765,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	765,000	784,668
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,747,424
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,034,960
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	3,749
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,036,446	1,044,520
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	563,424
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(c)	6/20/2036	10.00	855,000	85,526
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,045,822	1,053,320
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	488,326	554,235
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	738,570
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,521,958	1,657,950
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,027,560
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,875,068
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,006,940
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	998,570
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	931,390
2,500,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	2,500,000	2,394,050
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,008,745	1,094,130
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,805
270,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	270,000	280,749
550,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	550,000	570,664
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	977,023	1,119,490
40,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	41,722	41,744
1,650,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.62	1,650,000	1,621,026
85,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	85,000	87,728

31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,085,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	$1,085,000	1,096,013
760,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	760,000	810,646
335,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	335,010	347,700
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	1,000,000	1,012,000
940,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	943,230	981,257
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,222,655	1,184,925
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2039	3.88	1,000,000	1,001,840
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	524,100
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	892,225
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	741,375	768,945
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	472,472
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	—	6,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	525,117	547,525
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,695	658,862
417,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	417,000	408,030
20,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	20,725	21,425
425,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	425,000	431,622
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,148,860
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	6.20	700,887	1,223,170
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,109,480
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	532,961	544,355
975,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	975,000	980,099
1,750,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,750,000	1,744,768
250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	250,000	255,960
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	973,151	1,111,230
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,135	550,175
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,060,610
370,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	370,000	380,386
125,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	127,172	131,981
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	765,132	765,578
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	7/1/2035	5.00	773,495	794,108
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,151,478	1,173,502

32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(d)	8/15/2036	5.00	$758,439	731,782
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE	8/15/2036	5.50	1,006,834	1,005,710
280,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	279,089	294,767
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	987,818
390,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	390,000	399,688
600,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	600,000	614,322
975,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	968,764	994,880
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,015,540
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,031,990
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2024	5.00	1,037,283	1,030,560
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2030	5.00	1,031,289	1,021,430
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	511,018	513,015
230,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	230,000	236,969
465,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	465,000	481,233
455,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	455,000	468,905
765,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	765,000	766,882
1,095,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,095,000	1,109,815
940,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	940,000	914,300
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,006,420
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,018,190
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,169,424	2,252,600
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,022,060
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,013,680
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,508,160
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	529,420
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,016,000
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	1,000,000	1,010,110
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	740,182
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,436,646

33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	$1,465,000	1,487,561
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	489,535
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,665
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	504,340
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,006,548	1,078,220
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,409,619	1,438,822
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	0.00	1,148,067	2,146,820
970,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	967,169	1,005,628
280,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	280,000	286,930
985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	877,312	927,023
3,917,637	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(e)	9/1/2034	0.00	1,363,235	1,406,784
125,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	125,000	128,455
95,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	96,130	98,863
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,051,959	1,055,800
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	787,487	788,010
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,091,770	1,058,020
925,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	925,000	921,818
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,261,025
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,017,000
850,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	850,000	851,258
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,661	461,815
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	586,365
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,335,541	1,270,212
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,523	591,390
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,049,543	1,090,550
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	1.32	500,000	387,600
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,004,125	992,860
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	506,905
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,222,980
625,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	625,000	647,256
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	5.13	1,547,889	2,115,032
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	0.00	1,104,969	1,332,810

34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	$1,000,000	996,970
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(e)	12/1/2026	0.00	2,762,256	2,931,250
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	429,672
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,090	753,450
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	984,891	936,000
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	807,648	809,205
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,528,120	2,744,675
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,069,605	1,089,400
110,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	110,000	113,125
2,100,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2026	5.50	2,095,504	2,077,341
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	12/1/2026	5.25	1,000,000	1,024,300
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,663	10,027
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REVENUE(e)	9/1/2031	0.00	1,189,160	1,195,294
1,000,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	988,349	1,000,340
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	738,150
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,048,136	2,010,680
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,004,130
710,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	705,050	769,455
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,549,895	1,780,320
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	754,902	765,862
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	607,572
406,960	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	454,024	83,989
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	554,670	500,364
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,246,025	1,299,188
1,400,000	PUBLIC FIN AUTH WIS ED REVENUE(d)	6/15/2036	5.00	1,405,015	1,306,494
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,564,245
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,036,990
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,355,344
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,279	842,355
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	6.38	692,898	1,283,260
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	0.00	534,419	666,735
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,679	551,835
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,400	1,029,240
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	751,845

35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	$1,000,000	903,060
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,019,441	1,169,150
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,630,732	1,672,950
470,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	470,000	234,981
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	1.28	350,000	282,636
110,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	110,000	110,436
49,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	48,020	52,461
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	766,032	786,922
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	761,716	762,668
1,000,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,060,531	1,060,560
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	537,095
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	5.35	1,388,547	1,719,210
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,047,476	1,120,760
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	510,614	579,325
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,002,538	1,034,140
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,014,556	1,156,510
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,055,755	1,051,700
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	782,416	873,126
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(d)	10/1/2024	5.50	500,438	507,355
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,550	516,280
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	381
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,588
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	—	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	9/1/2037	5.00	802,166	773,850
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	541,043	528,192
275,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	275,000	284,391
240,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	235,579	248,030
320,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	317,073	331,002
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,129,327	1,073,750
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	348,158
339,373	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(e)	11/15/2047	0.00	330,616	42,513
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,058,547	1,046,490

36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	$1,466,897	1,548,078
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	535,930
117,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	108,553	108,040
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	970,454	972,520
150,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	150,000	97,500
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,087,296	1,098,440
2,445,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	6.50	1,896,399	3,014,527
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,859	1,526,655
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,165,751	1,164,141
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,073,442	1,098,740
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	779,257	750,480
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	5/15/2037	5.00	769,302	695,569
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	791,109	808,305
740,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	740,000	750,782
1,095,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,095,000	1,090,445
385,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	385,000	395,041
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTH STUDENT HSG REVENUE	7/1/2039	5.00	1,237,167	1,281,263
105,000	TOLOMATO FL CDD(c)	5/1/2017	6.38	105,000	4,999
25,000	TOLOMATO FLCDD	5/1/2017	6.38	25,000	24,975
35,000	TOLOMATO FL CDD(b)	5/1/2039	0.00	24,002	32,410
440,000	TOLOMATO FL CDD(b)	5/1/2040	0.00	283,428	247,999
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	—	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	0.00	476,489	769,500
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.12	673,581	651,258
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2047	5.25	750,000	748,530
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,539	499,860
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	505,251	517,505
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	0.00	883,446	1,282,012
625,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	616,702	641,556
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,513,549	1,544,085
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	4/15/2045	6.00	770,889	774,938
210,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	210,000	220,498
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	542,415
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	981,217	988,150
785,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	781,592	830,420
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,027,530
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,055,850
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	487,320

37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	$3,490,250	3,513,790
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,167,460
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,101,620
1,000,000	VLG FL CDD #12 SPL ASSMNT REVENUE	5/1/2031	3.62	1,000,000	938,300
1,230,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,221,876	1,179,619
530,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2025	6.00	533,391	531,786
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2031	5.00	1,001,878	1,024,200
750,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2031	5.00	807,547	768,930
675,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2035	5.75	675,000	658,449
600,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2036	5.00	642,147	599,220
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,000	4,637
220,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	6.60	175,715	204,853
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,522,755
360,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	360,000	361,433
1,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	1,000,000	1,013,170
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	575,968	588,462
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	290,307	333,896
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	252,043	290,234
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,368,832
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,828	604,482
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	740,235	813,780
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,647	752,648
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,006,754	1,098,832
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,004,660
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,011,176	1,100,800
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,424,296	1,425,619
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,000,000	1,001,090
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,094,466	2,097,660
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	500,675
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,004,090
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,903	983,900
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,799	758,138

38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,840,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	$1,840,000	1,856,634
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	355,352	177,418
	Sub-total Municipal Bonds:			433,129,224	449,349,723	91.39%
Short-Term Investments:
11,437,086	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.56%(f)			11,437,086	11,437,086
	Sub-total Short-Term Investments:			11,437,086	11,437,086	2.33%
	Grand total(g)			$469,423,649	486,834,782	99.02%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Zero coupon bond.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Government Select Portfolio of the Northern Institutional Funds was $7,677,864 with net purchases of $3,759,222 during the three months ended March 31, 2017.

(g)	At March 31, 2017, the cost for Federal income tax purposes was $469,468,838. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$28,297,361
Gross unrealized depreciation	(10,931,417)
Net unrealized appreciation	$17,365,944

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	10.53%
California	10.34
Illinois	9.30
Texas	5.99
New York	5.15
Indiana	4.12
Georgia	3.73
Colorado	3.50
Wisconsin	3.36
Pennsylvania	3.34
Other	40.64
100.00%

39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments, which are carried at fair value, as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$26,047,973	$ —	$—	$ 26,047,973
Municipal Bonds

Airports	—	2,818,130	—	2,818,130
Bond Banks	—	536,395	—	536,395
Development	—	32,939,999	—	32,939,999
Education	—	41,141,014	—	41,141,014
Facilities	—	1,911,427	—	1,911,427
General	—	41,858,652	—	41,858,652
General Obligations	—	20,914,359	—	20,914,359
Higher Education	—	18,462,426	—	18,462,426
Housing	—	31,178,268	—	31,178,268
Medical	—	39,039,813	—	39,039,813
Mello-Roos	—	1,839,804	—	1,839,804
Multifamily Housing	—	35,981,962	—	35,981,962
Nursing Home	—	55,378,320	—	55,378,320
Power	—	3,705,468	—	3,705,468
School District	—	30,555,210	—	30,555,210
Single Family Housing	—	76,360,510	—	76,360,510
Student Loan	—	1,588,742	—	1,588,742
Transportation	—	7,121,167	—	7,121,167
Utilities	—	419,641	—	419,641
Water	—	5,598,416	—	5,598,416
Short-Term Investments	11,437,086	—	—	11,437,086
Total Assets	$37,485,059	$449,349,723	$—	$486,834,782

40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2017, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2017

*	Sector is less than 0.5% of net assets.

42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
3,231	AGL ENERGY LTD.	$34,720	65,094
51,722	ALUMINA LTD.	50,177	70,733
21,962	AMCOR LTD.	199,453	252,691
34,554	AMP LTD.	88,996	136,748
37,762	APA GROUP	210,499	258,498
6,576	ARISTOCRAT LEISURE LTD.	49,294	90,282
4,593	ASX LTD.	114,203	177,137
80,380	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,182,375	1,954,076
68,613	BANK OF QUEENSLAND LTD.	536,424	637,431
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	652,670
179,910	BGP HOLDINGS PLC(b)	—	—
18,553	BHP BILLITON LTD.	270,124	340,755
14,985	BHP BILLITON PLC	195,401	231,680
13,275	BORAL LTD.	44,047	59,230
32,841	BRAMBLES LTD.	174,637	234,596
22,493	COCA-COLA AMATIL LTD.	143,242	185,938
971	COCHLEAR LTD.	35,893	100,320
25,057	COMMONWEALTH BANK OF AUSTRALIA	1,036,987	1,644,622
169,190	CORPORATE TRAVEL MANAGEMENT LTD.	1,361,355	2,589,101
169,573	CREDIT CORP. GROUP LTD.	1,425,209	2,239,985
43,886	CSL LTD.	2,672,405	4,202,178
39,647	DEXUS PROPERTY GROUP	223,436	295,936
29,219	DUET GROUP	49,534	62,282
97,180	FORTESCUE METALS GROUP LTD.	212,026	462,550
548,736	G8 EDUCATION LTD.	1,172,266	1,710,476
40,810	GOODMAN GROUP	150,085	241,324
30,080	GPT GROUP (THE)	100,097	118,353
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	62,258
22,476	INCITEC PIVOT LTD.	40,394	64,565
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	221,057
10,015	LENDLEASE GROUP	61,130	119,210
11,250	MACQUARIE GROUP LTD.	340,166	775,280
37,974	MIRVAC GROUP	50,570	63,537
31,987	NATIONAL AUSTRALIA BANK LTD.	493,678	814,765
17,346	NEWCREST MINING LTD.	173,211	295,130
56,579	OIL SEARCH LTD.	279,489	312,094
17,965	ORIGIN ENERGY LTD.(c)	77,152	96,763
16,330	ORORA LTD.	16,762	36,929
416	PERPETUAL LTD.	7,027	16,575
4,187	RAMSAY HEALTH CARE LTD.	126,416	223,569
53,873	SANTOS LTD.(c)	157,036	156,404
53,666	SCENTRE GROUP	107,604	175,894
5,884	SEEK LTD.	49,598	71,566
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	8,382
11,165	SONIC HEALTHCARE LTD.	99,657	188,685
101,955	SOUTH32 LTD.	70,421	214,986
22,356	STAR ENTERTAINMENT GROUP (THE) LTD.	70,002	93,428
20,637	SYDNEY AIRPORT	77,498	106,740
16,067	TABCORP HOLDINGS LTD.	39,321	58,307
17,320	TATTS GROUP LTD.	40,111	58,620
14,041	TELSTRA CORP. LTD.	44,723	49,989
26,039	TRANSURBAN GROUP	118,706	232,161
12,264	TREASURY WINE ESTATES LTD.	49,093	114,591
58,571	VICINITY CENTRES	99,661	126,638
54,691	VOCUS GROUP LTD.	169,880	180,507
251,909	WEBJET LTD.	740,373	2,209,423
8,390	WESFARMERS LTD.	285,938	288,912
42,659	WESTFIELD CORP.	217,717	289,412
82,008	WESTPAC BANKING CORP.	1,340,385	2,196,653
25,317	WOODSIDE PETROLEUM LTD.	497,940	620,497
16,846	WOOLWORTHS LTD.	309,168	341,064
		18,632,631	29,899,277	5.45%
Austria:
1,685	BUWOG A.G.(c)	30,804	42,512

43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont’d):
3,566	ERSTE GROUP BANK A.G.(c)	$63,770	116,124
313	STRABAG S.E. (BEARER)	5,505	12,219
		100,079	170,855	0.03%
Belgium:
7,120	AGEAS	106,907	278,303
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,517,292
10,910	BARCO N.V.	740,520	1,092,882
1,645	COLRUYT S.A.	74,892	80,760
97,858	ECONOCOM GROUP S.A./N.V.(c)	1,273,682	1,449,002
17,642	GROUPE BRUXELLES LAMBERT S.A.	1,483,565	1,601,623
9,979	KBC GROUP N.V.	397,316	662,050
16,150	ONTEX GROUP N.V.	423,872	518,588
2,962	PROXIMUS SADP	71,203	92,947
1,071	TELENET GROUP HOLDING N.V.(c)	51,789	63,697
1,896	UCB S.A.	81,069	147,067
		5,207,336	7,504,211	1.37%
Brazil:
351,960	AMBEV S.A. ADR(d)	1,963,242	2,027,290
104,402	BM&FBOVESPA S.A. - BOLSA DE VALORES
	MERCADORIAS E FUTUROS(c)	870,336	643,302
54,000	GRENDENE S.A.	363,157	391,037
259,208	LINX S.A.	1,018,942	1,374,450
13,900	M DIAS BRANCO S.A.(c)	260,329	567,437
215,900	QUALICORP S.A.	1,218,244	1,424,115
		5,694,250	6,427,631	1.17%
Canada:
2,200	AGNICO EAGLE MINES LTD.	63,567	93,337
3,620	AGRIUM, INC.	154,492	345,490
6,409	ALIMENTATION COUCHE-TARD, INC., CLASS B	200,962	289,546
14,318	ALTAGAS LTD.	325,394	331,612
47,100	BADGER DAYLIGHTING LTD.	869,674	1,237,843
11,663	BANK OF MONTREAL	692,033	871,140
9,571	BANK OF NOVA SCOTIA (THE)	448,470	559,931
27,451	BARRICK GOLD CORP.	239,298	521,421
2,475	BCE, INC.	102,928	109,582
49,653	BOMBARDIER, INC., CLASS B(c)	48,169	76,168
30,547	BOYD GROUP INCOME FUND	1,949,906	1,948,108
17,843	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,693	650,050
11,740	CAE, INC.	85,345	179,386
142,300	CANACCORD GENUITY GROUP, INC.(c)	587,283	544,653
5,800	CANADA GOOSE HOLDINGS, INC.(c)	73,908	92,505
8,470	CANADIAN IMPERIAL BANK OF COMMERCE	417,420	730,349
17,247	CANADIAN NATIONAL RAILWAY CO.	366,908	1,273,050
26,238	CANADIAN NATURAL RESOURCES LTD.	589,011	859,046
17,750	CANADIAN PACIFIC RAILWAY LTD.	2,116,556	2,607,830
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	529,708
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	125,923
1,884	CANADIAN UTILITIES LTD., CLASS A	45,048	55,195
25,922	CANADIAN WESTERN BANK	578,490	573,651
314	CCL INDUSTRIES, INC., CLASS B	45,979	68,507
5,119	CENOVUS ENERGY, INC.	58,296	57,932
6,978	CGI GROUP, INC., CLASS A(c)	55,128	334,352
7,164	CONSTELLATION SOFTWARE, INC.	2,575,418	3,520,453
8,417	CRESCENT POINT ENERGY CORP.	85,192	90,952
69,000	DESCARTES SYSTEMS GROUP (THE), INC.(c)	1,458,578	1,580,953
2,064	DOLLARAMA, INC.	75,934	171,052
10,600	DOREL INDUSTRIES, INC., CLASS B	382,889	252,835
7,455	ECN CAPITAL CORP.	17,223	20,125
113,139	ELDORADO GOLD CORP.	319,802	387,098
7,455	ELEMENT FLEET MANAGEMENT CORP.	67,431	69,009
10,505	ENBRIDGE, INC.	445,332	440,075
33,604	ENCANA CORP.	212,882	393,691
33,800	ENERFLEX LTD.	348,127	482,403
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	96,024
6,587	FINNING INTERNATIONAL, INC.	109,877	123,037
8,046	FIRST QUANTUM MINERALS LTD.	52,095	85,491
2,919	FRANCO-NEVADA CORP.	138,161	191,227

44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
18,700	GENWORTH MI CANADA, INC.	$382,689	517,050
614	GEORGE WESTON LTD.	48,281	53,572
6,104	GILDAN ACTIVEWEAR, INC.	33,435	164,918
7,233	GOLDCORP, INC.	71,545	105,516
193,900	GRAN TIERRA ENERGY, INC.(c)	480,450	516,153
2,200	GREAT-WEST LIFECO, INC.	49,273	60,962
3,116	H&R REAL ESTATE INVESTMENT TRUST	49,167	54,056
48,126	IMPERIAL OIL LTD.	1,908,116	1,466,380
2,672	INTACT FINANCIAL CORP.	170,651	190,035
33,281	KINROSS GOLD CORP.(c)	62,810	117,373
7,600	LAURENTIAN BANK OF CANADA	295,598	334,724
4,185	LOBLAW COS. LTD.	167,040	227,086
9,476	MAGNA INTERNATIONAL, INC.	61,549	408,939
32,165	MANULIFE FINANCIAL CORP.	389,957	570,570
1,723	METHANEX CORP.	23,658	80,731
3,000	METRO, INC.	54,328	92,153
47,020	MTY FOOD GROUP, INC.	1,328,422	1,764,333
48,700	MULLEN GROUP LTD.	854,415	618,889
2,600	ONEX CORP.	105,376	186,615
6,564	OPEN TEXT CORP.	72,477	223,103
21,359	PEMBINA PIPELINE CORP.	509,162	676,819
7,286	POTASH CORP. OF SASKATCHEWAN, INC.	118,488	124,479
583	PRAIRIESKY ROYALTY LTD.	11,473	12,301
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	205,052
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	88,899
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	413,592
36,738	ROYAL BANK OF CANADA	1,472,354	2,676,651
30,700	RUSSEL METALS, INC.	534,151	600,680
4,800	SAPUTO, INC.	103,951	165,637
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(c)	46,370	87,709
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	200,289
21,300	SHAWCOR LTD.	556,622	623,536
4,726	SILVER WHEATON CORP.	58,903	98,475
1,424	SNC-LAVALIN GROUP, INC.	50,445	55,874
11,810	SUN LIFE FINANCIAL, INC.	235,812	431,247
32,366	SUNCOR ENERGY, INC.	755,817	993,724
28,555	TECK RESOURCES LTD., CLASS B	195,137	624,416
26,505	TELUS CORP.	774,736	860,413
35,291	TORONTO-DOMINION BANK (THE)	749,566	1,767,668
9,097	TRANSCANADA CORP.	362,684	419,809
18,713	TURQUOISE HILL RESOURCES LTD.(c)	35,694	57,130
66,286	VERESEN, INC.	504,158	732,717
817	WASTE CONNECTIONS, INC.	52,460	72,104
25,967	YAMANA GOLD, INC.	47,753	71,661
		31,160,863	42,784,780	7.80%
China:
19,000	AAC TECHNOLOGIES HOLDINGS, INC.	65,660	222,357
15,831	BAIDU, INC. ADR(c)(d)	2,030,822	2,731,164
1,312,329	CHINA MEDICAL SYSTEM HOLDINGS LTD.	970,551	2,326,950
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	532,710
44,550	CTRIP.COM INTERNATIONAL LTD. ADR(c)(d)	2,155,266	2,189,633
972,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	409,543	471,523
827,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	383,987	413,952
70,400	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(e)	326,858	324,756
85,455	TENCENT HOLDINGS LTD.	574,186	2,449,897
1,132,000	XTEP INTERNATIONAL HOLDINGS LTD.	567,700	445,721
		7,990,501	12,108,663	2.21%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	119,379
147	AP MOLLER - MAERSK A/S, CLASS B	155,573	243,890
17,067	CARLSBERG A/S, CLASS B	1,385,454	1,576,108
27,840	CHR HANSEN HOLDING A/S	1,089,662	1,786,908
28,210	COLOPLAST A/S, CLASS B	1,879,057	2,202,642
14,225	DANSKE BANK A/S	168,005	484,461
2,347	DSV A/S	78,328	121,496

45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont’d):
200	FLSMIDTH & CO. A/S	$6,012	10,698
808	GENMAB A/S(c)	101,229	155,607
46,371	ISS A/S	1,386,435	1,753,475
34,450	NOVO NORDISK A/S, CLASS B	664,352	1,183,144
43,852	NOVOZYMES A/S, CLASS B	1,206,831	1,738,083
2,600	PANDORA A/S	18,150	287,828
10,154	TDC A/S	50,412	52,360
3,250	TOPDANMARK A/S(c)	33,361	82,397
3,792	VESTAS WIND SYSTEMS A/S	181,135	308,315
3,896	WILLIAM DEMANT HOLDING A/S(c)	70,444	81,399
		8,548,260	12,188,190	2.22%
Finland:
45,390	AMER SPORTS OYJ(c)	644,392	1,025,579
2,770	ELISA OYJ	86,573	97,959
30,150	HUHTAMAKI OYJ	561,644	1,072,670
1,396	KESKO OYJ, CLASS B	30,705	66,570
5,600	KONE OYJ, CLASS B	116,154	245,893
9,785	NESTE OYJ	155,274	381,637
61,900	NOKIA OYJ	203,584	332,156
2,240	NOKIAN RENKAAT OYJ	31,306	93,530
2,870	ORION OYJ, CLASS B	79,058	149,626
5,232	SAMPO OYJ, CLASS A	211,995	248,153
25,614	STORA ENSO OYJ (REGISTERED)	156,197	302,761
14,474	UPM-KYMMENE OYJ	147,575	340,008
1,849	VALMET OYJ	14,443	28,740
2,352	WARTSILA OYJ ABP	56,960	125,832
		2,495,860	4,511,114	0.82%
France:
2,714	ACCOR S.A.	79,810	113,061
3,443	AEROPORTS DE PARIS	334,974	425,516
3,276	AIR LIQUIDE S.A.	359,196	374,297
11,657	AIRBUS S.E.	403,103	887,038
1,093	ARKEMA S.A.	77,841	107,833
1,803	ATOS S.E.	138,320	223,023
30,343	AXA S.A.	403,058	785,132
26,840	BENETEAU S.A.	272,439	352,471
17,447	BNP PARIBAS S.A.	725,141	1,161,976
16,698	BOLLORE S.A.	52,911	64,734
2,871	BOUYGUES S.A.	90,917	116,861
3,068	CAPGEMINI S.A.	111,960	283,306
6,929	CARREFOUR S.A.	149,202	163,360
1,087	CASINO GUICHARD PERRACHON S.A.	50,531	60,798
1,360	CHRISTIAN DIOR S.E.	132,368	315,995
8,207	CIE DE SAINT-GOBAIN	279,263	421,433
3,583	CIE GENERALE DES ETABLISSEMENTS MICHELIN	199,215	435,174
26,672	CREDIT AGRICOLE S.A.	211,038	361,362
14,933	DANONE S.A.	815,703	1,015,730
1,740	DASSAULT SYSTEMES S.E.	116,908	150,615
2,570	EDENRED	43,109	60,728
67,951	ENGIE S.A.	864,155	962,669
17,554	ESSILOR INTERNATIONAL S.A.	2,186,401	2,132,961
2,546	EURAZEO S.A.	77,929	167,663
2,230	EUROFINS SCIENTIFIC S.E.	864,505	970,260
1,133	FONCIERE DES REGIONS	96,781	94,652
564	GECINA S.A.	51,331	76,533
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	133,896
4,027	HERMES INTERNATIONAL	1,443,772	1,907,855
713	ICADE	48,053	52,240
514	ILIAD S.A.	68,964	114,958
23,610	INGENICO GROUP S.A.	2,536,371	2,228,055
2,121	JCDECAUX S.A.	50,974	74,646
1,026	KERING	174,510	265,370
3,582	KLEPIERRE	101,009	139,324
2,119	LAGARDERE S.C.A.	50,227	62,414
4,882	LEGRAND S.A.	111,114	294,363
6,679	L’OREAL S.A.	728,756	1,283,597
16,029	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,294,611	3,519,981

46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
20,736	NATIXIS S.A.	$68,871	127,772
39,439	ORANGE S.A.	438,130	612,801
3,919	PERNOD RICARD S.A.	283,874	463,650
12,969	PEUGEOT S.A.(c)	78,174	261,142
3,691	PUBLICIS GROUPE S.A.	227,774	257,949
4,895	RENAULT S.A.	134,511	425,226
3,764	REXEL S.A.	51,854	68,343
3,938	SAFRAN S.A.	203,835	294,200
24,263	SANOFI	1,499,641	2,190,285
14,808	SCHNEIDER ELECTRIC S.E.	713,650	1,084,160
278	SCHNEIDER ELECTRIC S.E.	8,838	20,265
1,813	SCOR S.E.	36,441	68,525
3,311	SES S.A.	62,443	77,019
2,134	SFR GROUP S.A.(c)	51,973	67,136
457	SOCIETE BIC S.A.	49,235	56,943
14,520	SOCIETE GENERALE S.A.	503,103	736,546
6,746	SODEXO S.A.	418,231	793,429
9,578	TELEVISION FRANCAISE 1	79,414	114,439
1,413	THALES S.A.	81,763	136,660
40,004	TOTAL S.A.	1,910,061	2,023,495
1,808	UNIBAIL-RODAMCO S.E.	228,178	422,594
3,900	VALEO S.A.	168,708	259,741
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	256,099
8,317	VINCI S.A.	347,069	659,232
77,148	VIVENDI S.A.	1,465,214	1,499,945
1,345	WENDEL S.A.	91,561	170,460
		26,247,261	35,509,936	6.48%
Germany:
13,134	ADIDAS A.G.	1,630,103	2,498,224
8,540	ALLIANZ S.E. (REGISTERED)	758,733	1,582,033
21,971	BASF S.E.	1,076,438	2,177,921
17,136	BAYER A.G. (REGISTERED)	1,013,636	1,975,228
5,770	BAYERISCHE MOTOREN WERKE A.G.	473,448	526,351
3,280	BEIERSDORF A.G.	225,003	310,476
1,188	BRENNTAG A.G.	43,546	66,600
29,496	COMMERZBANK A.G.	190,394	266,772
916	CONTINENTAL A.G.	47,943	200,812
45,970	CTS EVENTIM A.G. & CO. KGAA	1,049,951	1,779,200
22,373	DAIMLER A.G. (REGISTERED)	910,767	1,651,632
19,504	DEUTSCHE BANK A.G. (REGISTERED)(c)	306,848	336,031
3,028	DEUTSCHE BOERSE A.G.	155,699	278,385
1,497	DEUTSCHE BOERSE A.G.(c)	117,452	137,198
4,531	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	51,319	73,472
19,816	DEUTSCHE POST A.G. (REGISTERED)	266,311	678,690
79,647	DEUTSCHE TELEKOM A.G. (REGISTERED)	1,064,833	1,395,590
4,542	DEUTSCHE WOHNEN A.G. (BEARER)	109,838	149,553
7,431	E.ON S.E.	56,153	59,067
3,041	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	190,582	256,449
7,790	FRESENIUS S.E. & CO. KGAA	209,441	626,020
1,527	GEA GROUP A.G.	49,653	64,900
15,090	GERRESHEIMER A.G.	811,383	1,195,116
40,600	GRAND CITY PROPERTIES S.A.	502,297	746,484
2,246	HANNOVER RUECK S.E.	94,321	259,131
3,952	HEIDELBERGCEMENT A.G.	143,515	369,996
1,035	HENKEL A.G. & CO. KGAA	85,975	114,996
2,600	HOCHTIEF A.G.	108,936	429,782
1,280	HUGO BOSS A.G.	70,065	93,414
21,437	INFINEON TECHNOLOGIES A.G.	117,250	437,827
33,360	JENOPTIK A.G.	480,407	827,076
2,661	K+S A.G. (REGISTERED)	50,126	61,857
1,373	LINDE A.G.	199,368	228,642
2,383	MERCK KGAA	115,974	271,505
2,847	METRO A.G.	86,781	91,055
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	444,935	694,366
1,517	OSRAM LICHT A.G.	42,957	95,077
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	65,929
2,360	RATIONAL A.G.	609,157	1,099,079

47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
12,568	RWE A.G.(c)	$154,112	208,286
18,719	SAP S.E.	805,845	1,836,788
16,683	SIEMENS A.G. (REGISTERED)	1,147,366	2,285,189
10,550	STABILUS S.A.	440,305	679,786
1,283	SYMRISE A.G.	81,345	85,325
33,787	TELEFONICA DEUTSCHLAND HOLDING A.G.	130,155	167,605
6,976	THYSSENKRUPP A.G.	138,543	170,868
9,713	TUI A.G. - CDI	124,901	134,594
7,071	TUI A.G. - CDI	57,698	97,799
4,249	UNIPER S.E.(c)	47,803	71,528
689	VOLKSWAGEN A.G.	76,405	102,646
1,974	VONOVIA S.E.	59,424	69,557
1,702	ZALANDO S.E.(c)(e)	61,430	68,860
		17,312,050	30,150,767	5.50%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	63,330
		54,075	63,330	0.01%
Hong Kong:
476,400	AIA GROUP LTD.	2,220,563	3,003,745
7,200	ASM PACIFIC TECHNOLOGY LTD.	50,866	97,927
243,000	BOC HONG KONG HOLDINGS LTD.	627,235	992,762
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	78,492
77,544	CHEUNG KONG PROPERTY HOLDINGS LTD.	299,857	522,348
62,044	CK HUTCHISON HOLDINGS LTD.	421,486	763,225
36,500	CLP HOLDINGS LTD.	253,113	381,603
27,000	GALAXY ENTERTAINMENT GROUP LTD.	67,479	147,829
25,200	HANG SENG BANK LTD.	345,579	511,037
19,033	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	117,923
30,173	HONG KONG & CHINA GAS CO. LTD.	48,804	60,334
15,300	HONG KONG EXCHANGES & CLEARING LTD.	280,214	385,084
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	216
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	54,430
2,900	JARDINE MATHESON HOLDINGS LTD.	193,211	186,325
40,500	LINK REIT	84,195	283,758
192,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	602,691	610,230
30,500	MTR CORP. LTD.	88,703	171,309
43,500	NWS HOLDINGS LTD.	52,824	79,371
3,085,343	PAX GLOBAL TECHNOLOGY LTD.	1,728,838	1,969,157
190,000	PCCW LTD.	77,804	111,973
24,000	POWER ASSETS HOLDINGS LTD.	139,092	206,910
189,200	SANDS CHINA LTD.	599,483	876,433
1,606,124	SINO BIOPHARMACEUTICAL LTD.	1,132,946	1,322,678
33,400	SINO LAND CO. LTD.	39,470	58,535
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	422,961
10,000	SUN HUNG KAI PROPERTIES LTD.	87,738	146,947
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	189,719
327,900	TECHTRONIC INDUSTRIES CO. LTD.	682,679	1,326,958
3,000	TELEVISION BROADCASTS LTD.	9,222	12,121
786,000	VALUE PARTNERS GROUP LTD.	529,141	748,427
177,000	VINDA INTERNATIONAL HOLDINGS LTD.	318,897	339,355
74,500	VTECH HOLDINGS LTD.	874,078	890,568
83,500	WH GROUP LTD.(e)	45,547	71,987
23,000	WHEELOCK & CO. LTD.	48,337	181,863
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	58,965
		12,929,467	17,383,505	3.17%
India:
247,969	DEWAN HOUSING FINANCE CORP. LTD.	833,685	1,402,045
83,514	HCL TECHNOLOGIES LTD.	920,783	1,125,031
29,755	HDFC BANK LTD. ADR(d)	1,677,613	2,238,171
265,186	JAIN IRRIGATION SYSTEMS LTD.	293,402	383,271
		3,725,483	5,148,518	0.94%
Ireland:
27,481	ACCENTURE PLC, CLASS A	2,723,782	3,294,422
1,332	AERCAP HOLDINGS N.V.(c)	50,212	61,232
22,330	CRH PLC	425,003	787,782

48	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont’d):
17,926	ICON PLC(c)	$1,189,763	1,429,061
15,487	JAMES HARDIE INDUSTRIES PLC - CDI	160,183	243,386
4,858	KERRY GROUP PLC, CLASS A	328,282	381,951
24,575	MEDTRONIC PLC	1,827,279	1,979,762
		6,704,504	8,177,596	1.49%
Israel:
31,127	BANK HAPOALIM B.M.	129,966	189,727
52,044	BANK LEUMI LE-ISRAEL B.M.(c)	188,059	229,870
2,825	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(c)	218,671	290,015
288,068	MAGIC SOFTWARE ENTERPRISES LTD.	1,843,154	2,246,930
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	100,068
2,305	MOBILEYE N.V.(c)	77,663	141,527
1,494	NICE LTD.	50,675	100,384
149,997	SAPIENS INTERNATIONAL CORP. N.V.	1,684,964	1,931,961
494	TARO PHARMACEUTICAL INDUSTRIES LTD.(c)	53,058	57,610
27,134	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	1,030,775	870,730
		5,328,120	6,158,822	1.12%
Italy:
29,756	ASSICURAZIONI GENERALI S.P.A.	370,271	472,981
18,890	ATLANTIA S.P.A.	374,706	487,675
121,539	AZIMUT HOLDING S.P.A.	1,757,972	2,117,312
25,272	BANCA MEDIOLANUM S.P.A.	87,322	185,081
99,381	ENEL S.P.A.	348,358	467,971
6,470	ENI S.P.A.	107,119	105,949
6,101	FERRARI N.V.	258,153	453,971
1,022	FERRARI N.V.	9,333	75,996
59,638	INTERPUMP GROUP S.P.A.	872,342	1,386,956
190,462	INTESA SANPAOLO S.P.A.	334,054	517,309
11,506	ITALGAS S.P.A.(c)	43,606	50,473
10,070	LEONARDO S.P.A.(c)	50,331	142,770
31,856	LUXOTTICA GROUP S.P.A.	1,619,434	1,758,671
10,830	MEDIOBANCA S.P.A.	70,955	97,627
4,438	PRYSMIAN S.P.A.	86,023	117,320
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(c)	460	876
76,191	SNAM S.P.A.	276,534	329,511
143,962	TECHNOGYM S.P.A.(c)(e)	674,210	963,706
30,527	TENARIS S.A.	385,417	523,339
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	171,895
6,636	TOD’S S.P.A.	419,587	519,265
13,133	UNICREDIT S.P.A.	188,134	202,449
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	210,091
		8,618,515	11,359,194	2.07%
Japan:
1,400	ABC-MART, INC.	51,583	81,865
14,200	AEON CO. LTD.	162,360	207,267
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	90,412
3,600	AEON MALL CO. LTD.	50,736	56,653
2,300	AISIN SEIKI CO. LTD.	37,584	113,006
15,000	AJINOMOTO CO., INC.	116,767	295,944
2,500	ALFRESA HOLDINGS CORP.	24,420	43,317
2,000	ALPS ELECTRIC CO. LTD.	49,738	56,678
2,000	AMADA HOLDINGS CO. LTD.	10,582	22,833
22,000	ANA HOLDINGS, INC.	55,008	67,148
57,300	ANRITSU CORP.	328,028	433,366
18,000	AOZORA BANK LTD.	51,121	66,289
75,792	ARCLAND SERVICE HOLDINGS CO. LTD.	1,463,181	2,083,208
33,600	ASAHI CO. LTD.	519,214	391,743
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	211,666
36,000	ASAHI KASEI CORP.	181,568	349,232
51,400	ASICS CORP.	766,684	825,503
37,000	ASTELLAS PHARMA, INC.	236,149	487,218
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	44,867
33,000	BANK OF KYOTO (THE) LTD.	216,700	240,393
13,800	BRIDGESTONE CORP.	205,726	558,173
5,200	BROTHER INDUSTRIES LTD.	38,445	108,596
63,000	BUNKA SHUTTER CO. LTD.	477,739	486,661

49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
15,500	CANON, INC.	$438,724	483,252
28,600	CAPCOM CO. LTD.	552,597	557,717
3,300	CENTRAL JAPAN RAILWAY CO.	327,176	537,699
9,700	CHUBU ELECTRIC POWER CO., INC.	128,683	129,908
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	154,608
7,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	84,839	79,677
7,900	CITIZEN WATCH CO. LTD.	31,581	50,666
18,757	CONCORDIA FINANCIAL GROUP LTD.	87,711	86,835
19,236	CREDIT SAISON CO. LTD.	213,446	343,148
8,000	DAI NIPPON PRINTING CO. LTD.	74,325	86,230
68,100	DAIBIRU CORP.	669,139	598,238
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	295,897
13,600	DAIICHI SANKYO CO. LTD.	229,746	306,253
4,500	DAIKIN INDUSTRIES LTD.	124,473	452,102
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	164,861
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	390,421
38,000	DAIWA SECURITIES GROUP, INC.	169,709	231,386
8,200	DENSO CORP.	185,234	360,688
2,800	DENTSU, INC.	46,871	151,909
41,700	DESCENTE LTD.	242,140	494,797
117,000	DOWA HOLDINGS CO. LTD.	698,077	842,846
7,000	EAST JAPAN RAILWAY CO.	392,789	609,521
3,400	EISAI CO. LTD.	112,861	176,032
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	175,492
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	107,357
3,100	FANUC CORP.	243,447	635,426
1,400	FAST RETAILING CO. LTD.	214,903	439,127
21,000	FUJI ELECTRIC CO. LTD.	51,969	124,683
13,500	FUJI HEAVY INDUSTRIES LTD.	263,117	495,109
29,800	FUJI OIL HOLDINGS, INC.	444,167	697,823
8,800	FUJIFILM HOLDINGS CORP.	165,274	343,685
18,000	FUJITSU LTD.	64,886	110,089
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	303,063
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	114,974
12,000	GS YUASA CORP.	47,814	55,942
49,500	HACHIJUNI BANK (THE) LTD.	214,554	279,669
3,000	HAMAMATSU PHOTONICS K.K.	52,686	86,365
4,400	HANKYU HANSHIN HOLDINGS, INC.	117,409	143,070
525	HIROSE ELECTRIC CO. LTD.	48,402	72,622
1,100	HISAMITSU PHARMACEUTICAL CO., INC.	45,282	62,840
158,000	HITACHI LTD.	579,912	855,071
21,200	HITACHI METALS LTD.	202,414	297,444
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	70,816
28,200	HONDA MOTOR CO. LTD.	702,314	848,812
5,900	HOYA CORP.	132,155	283,844
68,600	IDOM, INC.	409,382	435,027
2,500	IIDA GROUP HOLDINGS CO. LTD.	44,925	38,354
5,300	INPEX CORP.	50,818	52,105
7,400	ISETAN MITSUKOSHI HOLDINGS LTD.	69,899	81,225
4,800	ISUZU MOTORS LTD.	58,573	63,487
27,200	ITOCHU CORP.	291,860	386,024
4,000	J FRONT RETAILING CO. LTD.	31,099	59,283
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	99,659
8,600	JAPAN POST HOLDINGS CO. LTD.	102,805	107,915
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	61,942
190,241	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	2,477,396	2,325,680
25	JAPAN REAL ESTATE INVESTMENT CORP.	125,468	132,489
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	64,737
20,800	JAPAN TOBACCO, INC.	630,747	675,958
4,000	JGC CORP.	53,048	69,523
3,100	JSR CORP.	39,530	52,265
5,000	JTEKT CORP.	36,670	77,652
84,700	JX HOLDINGS, INC.	326,972	415,930
13,000	KAJIMA CORP.	44,950	84,775
111,838	KAKAKU.COM, INC.	1,732,717	1,521,913
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.	164,557	221,019
3,100	KANSAI PAINT CO. LTD.	29,763	65,798
10,000	KAO CORP.	208,279	548,280

50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	$71,135	106,261
42,762	KDDI CORP.	535,051	1,122,344
13,000	KEIKYU CORP.	95,310	142,693
7,000	KEIO CORP.	44,821	55,457
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	58,003
8,162	KEYENCE CORP.	1,676,854	3,268,319
6,000	KIKKOMAN CORP.	52,867	179,197
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	126,067
10,000	KIRIN HOLDINGS CO. LTD.	103,112	188,673
23,900	KOBAYASHI PHARMACEUTICAL CO. LTD.	646,973	1,157,109
2,300	KONAMI HOLDINGS CORP.	50,313	97,615
7,000	KONICA MINOLTA, INC.	53,139	62,625
21,000	KUBOTA CORP.	129,773	315,198
76,000	KYB CORP.	279,376	395,940
6,700	KYOCERA CORP.	254,933	373,245
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	79,134
14,500	KYUSHU ELECTRIC POWER CO., INC.	130,132	154,469
43,400	LAOX CO. LTD.(c)	321,444	251,442
1,400	LAWSON, INC.	63,601	94,943
2,500	LIXIL GROUP CORP.	34,617	63,438
2,400	M3, INC.	51,468	59,563
3,200	MAKITA CORP.	82,169	112,099
32,000	MARUBENI CORP.	162,807	197,036
6,500	MARUI GROUP CO. LTD.	32,287	88,336
1,700	MARUICHI STEEL TUBE LTD.	49,299	48,329
11,400	MAZDA MOTOR CORP.	95,886	164,144
2,400	MEIJI HOLDINGS CO. LTD.	38,749	199,838
29,100	MEITEC CORP.	668,867	1,181,461
8,700	MINEBEA MITSUMI, INC.	84,406	116,047
1,300	MIRACA HOLDINGS, INC.	50,134	59,786
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	284,735
17,500	MITSUBISHI CORP.	230,376	378,121
46,000	MITSUBISHI ELECTRIC CORP.	389,405	659,858
39,000	MITSUBISHI ESTATE CO. LTD.	569,652	711,129
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	176,520
103,000	MITSUBISHI HEAVY INDUSTRIES LTD.	349,475	413,184
4,000	MITSUBISHI LOGISTICS CORP.	45,017	55,115
13,300	MITSUBISHI MOTORS CORP.	60,808	79,922
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	79,120
216,400	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,020,956	1,360,056
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	134,600
25,500	MITSUI & CO. LTD.	248,595	369,341
37,000	MITSUI CHEMICALS, INC.	87,469	182,790
13,000	MITSUI FUDOSAN CO. LTD.	316,615	277,212
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	10,213
43,000	MITSUI OSK LINES LTD.	90,360	135,184
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	678,351
9,780	MS&AD INSURANCE GROUP HOLDINGS, INC.	217,632	310,978
4,800	MURATA MANUFACTURING CO. LTD.	304,817	682,727
98,000	NACHI-FUJIKOSHI CORP.	472,883	501,752
44,000	NEC CORP.	109,228	105,919
5,000	NGK INSULATORS LTD.	63,091	113,177
4,100	NGK SPARK PLUG CO. LTD.	48,644	93,689
6,000	NH FOODS LTD.	72,315	161,089
4,300	NIDEC CORP.	158,515	409,220
67,954	NIHON M&A CENTER, INC.	1,393,461	2,209,588
54,300	NIHON PARKERIZING CO. LTD.	706,923	671,129
3,500	NIKON CORP.	39,528	50,741
2,600	NINTENDO CO. LTD.	285,625	603,350
22	NIPPON BUILDING FUND, INC.	90,970	120,345
17,000	NIPPON EXPRESS CO. LTD.	60,747	87,344
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	69,613
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	648,795
66,000	NIPPON YUSEN K.K.(c)	127,650	139,316
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	145,513
34,600	NISSAN MOTOR CO. LTD.	316,967	333,631
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	54,755
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	66,505

51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,700	NITORI HOLDINGS CO. LTD.	$87,310	341,229
4,000	NITTO DENKO CORP.	125,248	309,063
3,100	NOK CORP.	51,304	71,952
97,400	NOMURA HOLDINGS, INC.	360,220	605,327
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	133,851
34	NOMURA REAL ESTATE MASTER FUND, INC.	46,819	52,773
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	120,315
7,000	NSK LTD.	50,459	100,099
1,400	NTT DATA CORP.	36,520	66,397
29,200	NTT DOCOMO, INC.	479,428	679,969
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	163,994
12,000	OBAYASHI CORP.	48,665	112,207
2,600	ODAKYU ELECTRIC RAILWAY CO. LTD.	43,250	50,585
7,400	OLYMPUS CORP.	153,138	284,488
5,800	OMRON CORP.	167,504	254,496
5,900	ONO PHARMACEUTICAL CO. LTD.	64,138	122,128
8,000	ONWARD HOLDINGS CO. LTD.	54,094	54,828
4,800	ORIENTAL LAND CO. LTD.	113,097	275,203
13,500	ORIX CORP.	156,751	199,778
37,000	OSAKA GAS CO. LTD.	121,878	140,582
8,700	OTSUKA HOLDINGS CO. LTD.	264,752	392,449
36,000	PANASONIC CORP.	242,138	406,791
2,600	PARK24 CO. LTD.	51,627	68,054
15,200	RAKUTEN, INC.	97,714	152,232
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	81,631
19,300	RESONA HOLDINGS, INC.	74,265	103,651
30,100	RICOH CO. LTD.	248,535	247,657
1,200	RINNAI CORP.	52,047	95,500
4,200	ROHM CO. LTD.	166,807	279,170
2,300	SANKYO CO. LTD.	77,278	76,853
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	188,233
13,720	SBI HOLDINGS, INC.	111,165	191,264
3,400	SECOM CO. LTD.	133,812	243,372
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	97,832
8,400	SEIBU HOLDINGS, INC.	139,989	138,604
3,600	SEIKO EPSON CORP.	55,145	75,796
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	218,477
9,800	SEKISUI HOUSE LTD.	105,606	161,177
14,000	SEVEN & I HOLDINGS CO. LTD.	329,694	548,531
77,400	SEVEN BANK LTD.	227,795	253,064
4,000	SHIMADZU CORP.	25,419	63,559
1,000	SHIMAMURA CO. LTD.	61,206	132,130
1,500	SHIMANO, INC.	58,204	218,944
6,000	SHIMIZU CORP.	50,949	53,786
10,000	SHIN-ETSU CHEMICAL CO. LTD.	508,153	866,253
4,000	SHIONOGI & CO. LTD.	67,679	206,521
5,900	SHISEIDO CO. LTD.	88,706	155,277
1,100	SMC CORP.	155,380	325,267
69,215	SMS CO. LTD.	877,129	1,755,088
18,400	SOFTBANK GROUP CORP.	412,233	1,299,387
9,000	SOMPO HOLDINGS, INC.	202,248	329,749
18,800	SONY CORP.	260,756	635,954
13,500	SQUARE ENIX HOLDINGS CO. LTD.	170,840	381,973
38,500	STANLEY ELECTRIC CO. LTD.	557,809	1,097,975
12,000	SUGI HOLDINGS CO. LTD.	557,974	550,795
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	139,675
32,400	SUMITOMO CORP.	311,418	435,812
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	66,038
14,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	148,166	245,404
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	83,643
18,000	SUMITOMO METAL MINING CO. LTD.	187,124	256,023
37,800	SUMITOMO MITSUI FINANCIAL GROUP, INC.	1,169,701	1,373,403
14,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	429,445	496,880
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	103,692
57,900	SUMITOMO RUBBER INDUSTRIES LTD.	688,127	986,583
9,300	SUZUKI MOTOR CORP.	199,522	386,101
25,485	SYSMEX CORP.	582,414	1,545,170
7,200	T&D HOLDINGS, INC.	71,473	104,511

52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
43,000	TAIHEIYO CEMENT CORP.	$104,143	143,681
17,000	TAISEI CORP.	55,809	123,839
1,000	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,094	81,200
5,500	TAIYO NIPPON SANSO CORP.	49,981	64,322
10,000	TAKASHIMAYA CO. LTD.	63,872	87,488
7,100	TAKEDA PHARMACEUTICAL CO. LTD.	246,901	333,476
1,100	TDK CORP.	52,815	69,658
14,200	TECHNOPRO HOLDINGS, INC.	488,187	547,822
5,800	TEIJIN LTD.	67,529	109,352
5,200	TERUMO CORP.	95,419	180,526
2,000	THK CO. LTD.	29,290	50,355
14,000	TOBU RAILWAY CO. LTD.	65,385	70,924
2,200	TOHO CO. LTD.	42,502	58,315
17,000	TOHO GAS CO. LTD.	81,221	120,174
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	143,580
16,400	TOKIO MARINE HOLDINGS, INC.	426,902	691,767
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	104,659	110,048
14,700	TOKYO ELECTRON LTD.	749,809	1,604,945
30,000	TOKYO GAS CO. LTD.	103,615	136,513
9,800	TOKYO TATEMONO CO. LTD.	110,919	129,223
25,000	TOKYU CORP.	103,448	176,951
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	108,506
17,000	TORAY INDUSTRIES, INC.	70,413	150,714
31,000	TOSHIBA CORP.(c)	65,987	67,218
3,000	TOTO LTD.	30,029	113,312
3,000	TOYO SUISAN KAISHA LTD.	74,690	111,695
5,600	TOYOTA INDUSTRIES CORP.	168,810	278,164
48,862	TOYOTA MOTOR CORP.	1,707,201	2,651,794
7,300	TOYOTA TSUSHO CORP.	136,342	220,974
2,500	TREND MICRO, INC.	74,501	111,156
41,600	TSUMURA & CO.	960,121	1,304,087
21,929	TSURUHA HOLDINGS, INC.	953,632	2,028,822
7,800	UNICHARM CORP.	68,794	186,890
34	UNITED URBAN INVESTMENT CORP.	52,061	52,223
36,100	USHIO, INC.	405,307	456,236
4,900	USS CO. LTD.	56,003	81,689
4,100	WEST JAPAN RAILWAY CO.	134,756	266,668
38,100	YAHOO JAPAN CORP.	118,297	175,904
3,100	YAKULT HONSHA CO. LTD.	101,546	172,083
16,300	YAMADA DENKI CO. LTD.	56,674	81,258
12,000	YAMAGUCHI FINANCIAL GROUP, INC.	112,747	130,100
8,300	YAMAHA MOTOR CO. LTD.	106,577	199,877
3,500	YAMATO HOLDINGS CO. LTD.	56,707	73,329
4,000	YAMAZAKI BAKING CO. LTD.	44,679	82,278
5,000	YASKAWA ELECTRIC CORP.	48,019	100,332
4,600	YOKOGAWA ELECTRIC CORP.	49,277	72,390
		59,433,495	90,001,583	16.42%
Jordan:
2,797	HIKMA PHARMACEUTICALS PLC	58,456	69,421
		58,456	69,421	0.01%
Mexico:
3,986	FRESNILLO PLC	52,236	77,708
818,434	WAL-MART DE MEXICO S.A.B. DE C.V.	2,073,075	1,886,718
		2,125,311	1,964,426	0.36%
Netherlands:
30,430	AALBERTS INDUSTRIES N.V.	568,358	1,136,195
23,580	ACCELL GROUP	391,077	645,229
35,981	AEGON N.V.	133,041	183,132
6,456	AKZO NOBEL N.V.	346,128	535,347
10,414	ALTICE N.V., CLASS A(c)	150,435	235,580
3,262	ALTICE N.V., CLASS B(c)	50,824	73,774
47,460	ARCADIS N.V.	1,070,452	748,316
82,680	ARCELORMITTAL(c)	380,361	695,569
8,748	ASML HOLDING N.V.	251,458	1,160,946
19,130	BETER BED HOLDING N.V.	334,791	315,302
18,089	CORE LABORATORIES N.V.	2,061,745	2,089,641

53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
3,610	EXOR N.V.	$90,616	186,704
4,039	HEINEKEN HOLDING N.V.	241,616	321,308
3,662	HEINEKEN N.V.	128,663	311,748
263,031	ING GROEP N.V.	2,353,835	3,976,123
24,953	KONINKLIJKE AHOLD DELHAIZE N.V.	357,231	533,994
3,281	KONINKLIJKE DSM N.V.	122,903	221,946
51,375	KONINKLIJKE KPN N.V.	108,346	154,720
31,803	KONINKLIJKE PHILIPS N.V.	705,741	1,022,234
3,440	NN GROUP N.V.	102,690	111,874
4,877	NXP SEMICONDUCTORS N.V.(c)	393,113	504,770
8,116	QIAGEN N.V.(c)	119,395	235,595
3,238	RANDSTAD HOLDING N.V.	99,928	186,878
57,658	REFRESCO GROUP N.V.(e)	947,021	878,356
84,420	ROYAL DUTCH SHELL PLC, CLASS A	2,033,725	2,216,935
87,557	ROYAL DUTCH SHELL PLC, CLASS B	1,952,874	2,396,400
6,193	WOLTERS KLUWER N.V.	101,075	257,430
		15,597,442	21,336,046	3.89%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	78,403
7,256	FLETCHER BUILDING LTD.	34,509	42,319
8,264	RYMAN HEALTHCARE LTD.	47,891	48,720
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,429	52,510
207,601	SPARK NEW ZEALAND LTD.	477,630	509,349
		659,545	731,301	0.13%
Norway:
13,773	DNB ASA	87,874	218,316
46,372	NORSK HYDRO ASA	176,416	269,282
89,128	ORKLA ASA	606,091	798,251
21,735	STATOIL ASA	373,513	371,354
23,718	TELENOR ASA	360,610	394,738
2,940	TGS NOPEC GEOPHYSICAL CO. ASA	49,354	62,319
60,850	TOMRA SYSTEMS ASA	503,097	666,174
4,000	YARA INTERNATIONAL ASA	109,527	154,015
		2,266,482	2,934,449	0.54%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	616,181
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,280	310,318
		973,920	926,499	0.17%
Poland:
10,800	CCC S.A.	483,899	648,158
		483,899	648,158	0.12%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	69,662
8,119	GALP ENERGIA SGPS S.A.	108,273	123,208
10,286	JERONIMO MARTINS SGPS S.A.	127,947	184,019
		284,749	376,889	0.07%
Russia:
69,290	YANDEX N.V., CLASS A(c)	1,540,112	1,519,530
		1,540,112	1,519,530	0.28%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,475	55,846
133,600	CAPITALAND LTD.	267,129	346,690
36,000	CAPITALAND MALL TRUST	34,133	50,699
8,300	CITY DEVELOPMENTS LTD.	45,519	60,521
32,000	COMFORTDELGRO CORP. LTD.	49,631	58,562
45,300	DBS GROUP HOLDINGS LTD.	343,605	628,245
93,100	GENTING SINGAPORE PLC	46,422	67,886
80,000	KEPPEL CORP. LTD.	278,811	396,897
7,840	KEPPEL REIT	3,200	5,885
8,000	OVERSEA-CHINESE BANKING CORP. LTD.	48,344	55,589
27,600	SEMBCORP INDUSTRIES LTD.	55,183	62,743
12,000	SINGAPORE AIRLINES LTD.	70,334	86,385
13,000	SINGAPORE EXCHANGE LTD.	40,226	71,559
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	65,983
25,600	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	58,613	68,262

54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont’d):
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	$324,551	476,391
4,600	UNITED OVERSEAS BANK LTD.	26,071	72,707
15,000	UOL GROUP LTD.	49,917	74,740
35,400	WILMAR INTERNATIONAL LTD.	68,955	89,332
		1,906,285	2,794,922	0.51%
South Africa:
8,608	INVESTEC PLC	50,848	58,670
11,950	MEDICLINIC INTERNATIONAL PLC	118,146	106,602
		168,994	165,272	0.03%
South Korea:
4,522	AMOREPACIFIC CORP.	1,154,851	1,134,240
68,404	BNK FINANCIAL GROUP, INC.	736,213	561,521
109,458	DGB FINANCIAL GROUP, INC.	1,123,209	1,061,986
5,112	HYUNDAI MIPO DOCKYARD CO. LTD.(c)	532,066	405,010
80	HYUNDAI MOTOR CO.	10,520	11,267
11,198	KIA MOTORS CORP.	512,977	370,997
2,998	KIWOOM SECURITIES CO. LTD.	162,498	218,222
18,695	KOREA INVESTMENT HOLDINGS CO. LTD.	690,575	787,387
1,928	SAMSUNG ELECTRONICS CO. LTD.	2,285,018	3,551,534
		7,207,927	8,102,164	1.48%
Spain:
23,459	ABERTIS INFRAESTRUCTURAS S.A.	310,063	377,893
1,260	ACCIONA S.A.	78,312	100,987
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,359	58,898
759	AENA S.A.(e)	68,300	120,079
8,385	AMADEUS IT GROUP S.A.	256,762	425,430
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	991,457
188,184	BANCO SANTANDER S.A.	835,541	1,153,336
7,551	BANKINTER S.A.	51,111	63,404
96,203	CAIXABANK S.A.	236,376	413,494
13,880	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	530,838
10,680	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	53,683	61,764
10,362	ENAGAS S.A.	213,104	269,169
2,616	ENDESA S.A.	51,203	61,480
12,912	FERROVIAL S.A.	235,630	258,410
16,489	GAS NATURAL SDG S.A.	264,629	361,308
15,282	GRIFOLS S.A.	273,863	374,802
62,157	IBERDROLA S.A.	307,459	444,602
43,605	INDUSTRIA DE DISENO TEXTIL S.A.	1,146,453	1,536,949
21,686	MAPFRE S.A.	49,735	74,378
26,579	RED ELECTRICA CORP. S.A.	390,097	510,381
46,787	REPSOL S.A.	567,752	722,482
8,211	TECNICAS REUNIDAS S.A.	255,119	323,663
7,381	TELEFONICA S.A.	72,274	82,559
		7,144,953	9,317,763	1.70%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	456,603
46,272	ATLAS COPCO AB, CLASS A	1,264,911	1,633,345
13,024	ATLAS COPCO AB, CLASS B	226,073	413,947
3,166	BOLIDEN AB	53,019	94,337
27,042	BULTEN AB	223,559	338,755
110,647	CELLAVISION AB	770,804	1,512,642
104,410	CLOETTA AB, CLASS B	358,088	412,483
29,850	DUNI AB	262,610	436,391
7,501	ELECTROLUX AB, CLASS B	95,788	208,523
19,782	HENNES & MAURITZ AB, CLASS B	453,971	505,552
4,591	HEXAGON AB, CLASS B	86,469	184,446
17,500	HUSQVARNA AB, CLASS B	64,201	153,602
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	179,140
10,953	INVESTOR AB, CLASS B	150,033	461,068
3,000	KINNEVIK AB, CLASS B	51,225	80,017
3,301	LUNDIN PETROLEUM AB(c)	46,596	66,973
41,436	NORDEA BANK AB	232,747	473,058
13,973	SANDVIK AB	86,678	208,800
13,348	SECURITAS AB, CLASS B	106,689	208,547

55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
83,628	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	$577,532	930,481
4,287	SKANSKA AB, CLASS B	53,143	100,948
2,910	SKF AB, CLASS B	46,158	57,579
10,869	SVENSKA CELLULOSA AB S.C.A., CLASS B	139,005	350,548
61,429	SVENSKA HANDELSBANKEN AB, CLASS A	588,266	842,531
5,879	SWEDBANK AB, CLASS A	114,588	136,204
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	304,553	396,013
53,650	TETHYS OIL AB	410,633	380,193
66,010	THULE GROUP AB (THE)(e)	805,989	1,107,208
25,108	VOLVO AB, CLASS B	162,740	370,708
		7,911,482	12,700,642	2.32%
Switzerland:
158,603	ABB LTD. (REGISTERED)(c)	2,910,475	3,709,947
1,807	ACTELION LTD.(c)	109,134	509,095
18,034	ADECCO GROUP A.G. (REGISTERED)	787,057	1,281,005
3,027	ARYZTA A.G.(c)	88,968	97,158
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	66,537
88	BARRY CALLEBAUT A.G. (REGISTERED)(c)	88,741	115,002
4,520	BASILEA PHARMACEUTICA A.G. (REGISTERED)(c)	336,592	390,336
4,210	BUCHER INDUSTRIES A.G. (REGISTERED)	972,212	1,231,498
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	198,472
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	199,246
22,607	CHUBB LTD.	1,821,921	3,080,204
21,474	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,335,775	1,697,939
2,819	COCA-COLA HBC A.G. - CDI(c)	52,202	72,793
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(c)	305,324	389,871
521	DUFRY A.G. (REGISTERED)(c)	59,186	79,374
110	EMS-CHEMIE HOLDING A.G. (REGISTERED)	45,821	64,079
990	GEBERIT A.G. (REGISTERED)	85,632	426,778
201	GIVAUDAN S.A. (REGISTERED)	184,207	362,007
124,017	GLENCORE PLC(c)	271,249	486,575
4,134	JULIUS BAER GROUP LTD.(c)	87,890	206,360
348	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	46,581	49,161
5,569	LAFARGEHOLCIM LTD. (REGISTERED)(c)	193,725	329,142
26,610	LOGITECH INTERNATIONAL S.A. (REGISTERED)	228,558	848,061
1,082	LONZA GROUP A.G. (REGISTERED)(c)	80,211	204,593
93,486	NESTLE S.A. (REGISTERED)	3,837,806	7,172,564
64,579	NOVARTIS A.G. (REGISTERED)	3,212,678	4,793,539
12,415	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,059,330	1,498,501
8,225	PARGESA HOLDING S.A. (BEARER)	522,375	581,371
136	PARTNERS GROUP HOLDING A.G.	47,269	73,115
12,677	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,678,439	3,237,435
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	267,197
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	111,667
999	SGS S.A. (REGISTERED)	2,048,869	2,131,346
77	SIKA A.G. (BEARER)	152,753	462,008
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	180,273
9,004	STMICROELECTRONICS N.V.	44,215	137,646
635	SULZER A.G. (REGISTERED)	30,609	66,438
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	352,379
743	SWISS LIFE HOLDING A.G. (REGISTERED)(c)	101,194	239,742
1,660	SWISS PRIME SITE A.G. (REGISTERED)(c)	125,957	146,088
4,009	SWISS RE A.G.	307,802	360,016
792	SWISSCOM A.G. (REGISTERED)	299,329	365,380
1,839	SYNGENTA A.G.(c)	500,196	808,488
26,523	TE CONNECTIVITY LTD.	498,023	1,977,290
250,937	UBS GROUP A.G. (REGISTERED)	4,271,967	4,015,894
4,176	WOLSELEY PLC	70,461	262,652
4,900	ZURICH INSURANCE GROUP A.G.	961,960	1,308,102
		30,533,396	46,644,364	8.51%
Taiwan:
303,778	CHICONY ELECTRONICS CO. LTD.	767,560	774,901
102,000	GIANT MANUFACTURING CO. LTD.	540,156	603,411
63,000	MERIDA INDUSTRY CO. LTD.	329,771	333,245

56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont’d):
74,486	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	$1,143,301	2,446,120
355,000	TRIPOD TECHNOLOGY CORP.	805,081	1,000,330
		3,585,869	5,158,007	0.94%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	296,844
127,500	TISCO FINANCIAL GROUP PCL (REGISTERED)	194,827	266,224
146,700	TISCO FINANCIAL GROUP PCL NVDR	224,126	306,314
		922,407	869,382	0.16%
Turkey:
91,500	LOGO YAZILIM SANAYI VE TICARET A.S.(c)	1,341,354	1,406,066
		1,341,354	1,406,066	0.26%
United Kingdom:
28,238	3I GROUP PLC	108,512	265,169
134,971	ABERDEEN ASSET MANAGEMENT PLC	477,788	447,621
2,834	ADMIRAL GROUP PLC	35,119	70,624
5,026	AGGREKO PLC	50,603	55,635
85,811	AMEC FOSTER WHEELER PLC	1,053,797	571,429
58,936	ANGLO AMERICAN PLC(c)	468,356	900,490
10,135	AON PLC	941,506	1,202,923
13,750	ASSOCIATED BRITISH FOODS PLC	428,552	448,945
26,375	ASTRAZENECA PLC	983,695	1,623,347
10,313	AUTO TRADER GROUP PLC(e)	51,982	50,690
76,752	AVIVA PLC	307,975	511,585
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	57,894
52,785	BAE SYSTEMS PLC	280,055	424,913
318,603	BARCLAYS PLC	647,028	898,549
8,300	BELLWAY PLC	139,290	281,087
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	96,072
18,870	BOVIS HOMES GROUP PLC	159,247	200,013
221,534	BP PLC	1,305,230	1,269,976
33,662	BRITISH AMERICAN TOBACCO PLC	1,304,094	2,235,281
37,587	BRITISH LAND (THE) CO. PLC	252,586	287,266
210,090	BT GROUP PLC	825,487	837,572
5,543	BUNZL PLC	52,031	161,120
8,202	BURBERRY GROUP PLC	40,549	177,163
30,021	CAPITA PLC	206,329	212,327
136,536	CENTRICA PLC	346,482	371,213
13,580	CNH INDUSTRIAL N.V.	56,886	130,964
91,379	COBHAM PLC	177,046	152,270
325,359	COMPASS GROUP PLC	3,530,306	6,139,093
2,849	CRODA INTERNATIONAL PLC	101,252	127,217
10,632	CYBG PLC - CDI(c)	28,649	36,715
132,410	DFS FURNITURE PLC	611,442	423,036
71,379	DIAGEO PLC	972,078	2,042,151
143,679	DIPLOMA PLC	1,064,075	1,906,363
29,465	DIRECT LINE INSURANCE GROUP PLC	123,934	128,249
18,947	DIXONS CARPHONE PLC	76,376	75,394
460,760	DOMINO’S PIZZA GROUP PLC	1,963,489	1,782,660
3,792	EASYJET PLC	49,609	48,745
99,640	EMIS GROUP PLC	1,317,689	1,107,946
153,174	EXPERIAN PLC	2,625,770	3,124,323
24,413	FIAT CHRYSLER AUTOMOBILES N.V.	161,492	266,949
10,222	FIAT CHRYSLER AUTOMOBILES N.V.	17,872	111,726
195,744	FOXTONS GROUP PLC	709,083	236,051
30,218	G4S PLC	92,368	115,208
32,712	GKN PLC	101,683	148,898
88,274	GLAXOSMITHKLINE PLC	1,352,925	1,835,382
63,580	GREGGS PLC	500,551	830,847
25,875	HAMMERSON PLC	126,745	185,111
3,142	HARGREAVES LANSDOWN PLC	48,173	51,215
321,316	HSBC HOLDINGS PLC	2,023,400	2,620,373
38,061	IMI PLC	510,382	568,901
24,043	IMPERIAL BRANDS PLC	671,493	1,164,875
12,262	INDIVIOR PLC	11,861	49,484
14,896	INMARSAT PLC	118,054	158,731

57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
1,398	INTERCONTINENTAL HOTELS GROUP PLC	$52,064	68,451
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	216,581
2,722	INTERTEK GROUP PLC	108,909	134,165
275,675	IOMART GROUP PLC	1,060,727	1,024,091
103,895	ITV PLC	191,956	284,942
31,939	J SAINSBURY PLC	93,794	105,763
3,627	JOHNSON MATTHEY PLC	85,066	139,963
93,700	JUST EAT PLC(c)	687,362	664,466
47,251	KINGFISHER PLC	129,045	193,054
149,840	LAIRD PLC	404,859	287,234
27,834	LAND SECURITIES GROUP PLC	262,915	369,307
96,041	LEGAL & GENERAL GROUP PLC	250,292	297,576
9,107	LIVANOVA PLC(c)	559,558	446,334
2,368,049	LLOYDS BANKING GROUP PLC	1,838,877	1,967,667
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	239,569
445,197	MAN GROUP PLC	664,828	821,621
17,996	MARKS & SPENCER GROUP PLC	68,165	75,984
11,489	MEGGITT PLC	39,233	64,099
9,380	MERLIN ENTERTAINMENTS PLC(e)	50,482	56,364
150,843	MORTGAGE ADVICE BUREAU HOLDINGS LTD.	641,163	731,868
39,427	NATIONAL GRID PLC	307,455	500,650
4,130	NEXT PLC	139,980	223,537
111,053	OLD MUTUAL PLC	166,441	279,111
34,424	OXFORD INSTRUMENTS PLC	533,717	353,665
16,001	PEARSON PLC	157,487	136,825
50,106	PRUDENTIAL PLC	783,953	1,058,434
46,718	QINETIQ GROUP PLC	78,243	163,307
2,341	RANDGOLD RESOURCES LTD.	150,411	204,286
48,445	RECKITT BENCKISER GROUP PLC	3,662,058	4,422,364
40,900	RELX N.V.	410,924	757,454
125,390	RELX PLC	983,893	2,457,062
39,935	RIGHTMOVE PLC	1,557,933	1,995,378
23,247	RIO TINTO LTD.	733,396	1,073,812
41,280	RIO TINTO PLC	1,089,188	1,659,944
32,329	ROLLS-ROYCE HOLDINGS PLC(c)	266,136	305,408
793,982	ROYAL BANK OF SCOTLAND GROUP PLC(c)	3,604,516	2,408,362
20,657	SAGE GROUP (THE) PLC	74,323	163,181
5,867	SCHRODERS PLC	208,015	222,728
16,135	SEGRO PLC	67,053	92,223
8,093	SEVERN TRENT PLC	163,887	241,528
238,690	SIG PLC	644,220	332,848
17,175	SKY PLC	114,547	210,021
26,103	SMITH & NEPHEW PLC	251,030	397,686
4,620	SMITHS GROUP PLC	58,251	93,714
205,200	SOFTCAT PLC	930,083	1,012,955
25,572	SSE PLC	440,994	472,898
13,349	ST. JAMES’S PLACE PLC	180,692	177,619
92,045	STANDARD CHARTERED PLC(c)	654,783	879,916
39,357	STANDARD LIFE PLC	131,737	174,904
1,424	TECHNIPFMC PLC(c)	35,975	46,470
863,811	TESCO PLC(c)	3,279,963	2,008,691
3,970	TRAVIS PERKINS PLC	69,979	75,307
2,073	UBM PLC	10,703	19,856
25,335	UNILEVER N.V. - CVA	831,895	1,258,665
24,244	UNILEVER PLC	545,189	1,196,635
12,769	UNILEVER PLC ADR(d)	304,634	630,022
28,597	UNITED UTILITIES GROUP PLC	283,805	355,963
392,087	UTILITYWISE PLC	960,325	809,327
363,970	VECTURA GROUP PLC(c)	560,149	696,340
2,216,600	VERTU MOTORS PLC	1,357,958	1,360,817
69,451	VESUVIUS PLC	311,522	452,914
275,675	VODAFONE GROUP PLC	786,674	718,763
14,067	WEIR GROUP (THE) PLC	212,517	337,863
5,178	WHITBREAD PLC	168,592	256,776
20,383	WM MORRISON SUPERMARKETS PLC	52,509	61,291
57,600	WORLDPAY GROUP PLC(e)	192,852	213,181

58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
25,749	WPP PLC	$191,382	565,211
		65,776,415	80,952,792	14.76%
United States:
32,404	ARCH CAPITAL GROUP LTD.(c)	619,320	3,070,927
9,960	AXIS CAPITAL HOLDINGS LTD.	371,899	667,619
4,351	CARNIVAL PLC	131,345	249,563
23,180	FLEX LTD.(c)	138,904	389,424
34,089	LAZARD LTD., CLASS A	982,067	1,567,753
11,640	SHIRE PLC	399,718	679,749
8,041	THOMSON REUTERS CORP.	206,631	347,737
		2,849,884	6,972,772	1.27%
	Sub-total Common Stocks:	373,521,632	525,138,837	95.78%
Master Limited Partnerships:
Canada:
1	BROOKFIELD BUSINESS PARTNERS L.P.	17	16
		17	16	0.00%
	Sub-total Master Limited Partnerships:	17	16	0.00%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.(c)	332,064	441,222
132,034	TELEFONICA BRASIL S.A. ADR(d)	1,624,427	1,960,705
		1,956,491	2,401,927	0.44%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	119,781
2,072	HENKEL A.G. & CO. KGAA	181,473	265,470
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	189,746
2,627	VOLKSWAGEN A.G.	341,213	382,819
		731,443	957,816	0.18%
South Korea:
65	HYUNDAI MOTOR CO. LTD.	5,910	6,016
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	293,852
		185,231	299,868	0.05%
	Sub-total Preferred Stocks	2,873,165	3,659,611	0.67%
Convertible Preferred Stocks:
Canada:
41,800	GRAN TIERRA ENERGY, INC.(c)	125,400	110,352
		125,400	110,352	0.02%
	Sub-total Convertible Preferred Stocks	125,400	110,352	0.02%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	—	—
		—	—	0.00%
United Kingdom:
119,872	LAIRD PLC(c)	120,794	104,380
		120,794	104,380	0.02%
	Sub-total Rights	120,794	104,380	0.02%

Investment Companies:
United States:
18,700	ISHARES MSCI EAFE SMALL-CAP ETF	943,661	1,012,418
		943,661	1,012,418	0.18%
	Sub-total Investment Companies	943,661	1,012,418	0.18%
Short-Term Investments:
15,088,665	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.56%(f)	15,088,665	15,088,665
	Sub-total Short-Term Investments:	15,088,665	15,088,665	2.75%
	Grand total(g)	$392,673,334	545,114,279	99.42%

59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Security has been deemed worthless and is a Level 3 investment.
(c)	Non-income producing assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.75% of net assets as of March 31, 2017.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds.

At December 31, 2016, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $19,594,255 with net sales of $4,505,590 during the three months ended March 31, 2017.

(g)	At March 31, 2017, the cost for Federal income tax purposes was $395,333,630. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$160,094,567
Gross unrealized depreciation	(10,313,918)
Net unrealized appreciation	$149,780,649

At March 31, 2017, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	15.74%
Consumer Staples	9.92
Energy	4.69
Financials	19.61
Health Care	10.00
Industrials	14.40
Information Technology	13.50
Materials	5.51
Real Estate	2.45
Telecommunication Services	2.60
Utilities	1.58
100.00%

At March 31, 2017, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.23%
Japanese Yen	16.98
British Pound	15.46
United States Dollar	9.06
Canadian Dollar	7.65
Swiss Franc	7.50
Australian Dollar	5.85
All other currencies less than 5%	15.27
100.00%

60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

At March 31, 2017, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Chinese Offshore Yuan	1,499,868	United States Dollar	214,684	5/15/17	$(2,780)	Northern Trust
Chinese Offshore Yuan	14,034,216	United States Dollar	2,013,604	5/15/17	(21,198)	Northern Trust
Japanese Yen	149,340,960	United States Dollar	1,322,415	8/1/17	(26,120)	Northern Trust
					$(50,098)

61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments, which are carried at fair value, as of March 31, 2017.

	Level 1	Level 2	Level 3		Total
Common Stocks
Thailand	$306,314	$563,068	$—		$869,382
All Other Countries	524,269,455	—	—	*	524,269,455
Master Limited Partnerships	16	—	—		16
Preferred Stocks	3,659,611	—	—		3,659,611
Convertible Preferred Stocks	110,352	—	—		110,352
Rights
Austria	—	—	—	*	—
United Kingdom	104,380	—	—		104,380
Investment Companies	1,012,418	—	—		1,012,418
Short-Term Investments	15,088,665	—	—		15,088,665
Total	$544,551,211	$563,068	$—		$545,114,279

*	Security has been deemed worthless and is a Level 3 investment.

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, investment companies, rights and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities, master limited partnerships and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At March 31, 2017, one equity security and one right had prices that were either worthless or with a stale price, resulting in a Level 3 classification.

62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Liabilities

Forward Foreign Currency Exchange Contracts	$—	$(50,098)	$—	$(50,098)

The forward foreign currency exchange contracts outstanding at March 31, 2017 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period.

At March 31, 2017, the Clearwater International Fund had one transfer from Level 3 to Level 1 classifications based on levels assigned to securities on December 31, 2016. One equity security was transferred from Level 3 to Level 1 based on the security being priced at the last traded price. No other transfers between levels occurred during the reporting period.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at March 31, 2017.

63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2017

 64

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)
and Treasurer (Principal Financial Officer)

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 24, 2017

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 24, 2017